Document And Entity Information	12 Months Ended
Jan. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Document Type	40-F
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	62,654,284
Amendment Flag	false
Entity Central Index Key	0001050140
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
CURRENT ASSETS
Cash and cash equivalents (Note 4)	$ 37,638	$ 65,547
Accounts receivable (net)
Trade (Note 5)	20,491	16,858
Other	5,655	5,324
Prepaid expenses and other	3,412	2,814
Inventory (Note 6)	812	413
Deferred income taxes (Note 17)	12,978	12,420
	80,986	103,376
LONG-TERM RECEIVABLE (Note 5)	149	296
CAPITAL ASSETS (Note 8)	10,236	9,287
GOODWILL (Note 9)	88,297	68,005
INTANGIBLE ASSETS (Note 10)	71,297	46,681
DEFERRED INCOME TAXES (Note 17)	23,945	31,279
	274,910	258,924
CURRENT LIABILITIES
Accounts payable	6,113	5,250
Accrued liabilities (Note 11)	12,373	12,415
Income taxes payable (Note 17)	2,354	1,318
Deferred revenue	7,320	6,636
	28,160	25,619
DEFERRED REVENUE	318	1,718
INCOME TAX LIABILITY (Note 17)	3,770	3,277
DEFERRED INCOME TAXES (Note 17)	5,620	9,754
	37,868	40,368
COMMITMENTS, CONTINGENCIES AND GUARANTEES (Note 12)
SHAREHOLDERS’ EQUITY
Common shares – unlimited shares authorized; Shares issued and outstanding totaled 62,654,284 at January 31, 2013 (January 31, 2012 – 62,432,727) (Note 13)	92,472	90,924
Additional paid-in capital	451,434	452,424
Accumulated other comprehensive income (loss)	1,869	(63)
Accumulated deficit	(308,733)	(324,729)
	237,042	218,556
	$ 274,910	$ 258,924

Consolidated Balance Sheets (Parentheticals)	Jan. 31, 2013	Jan. 31, 2012
Common shares, shares authorized
Common shares, shares issued	62,654,284	62,432,727
Common shares, shares outstanding	62,654,284	62,432,727

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
REVENUES	$ 126,883	$ 113,990	$ 99,175
COST OF REVENUES	42,399	38,313	33,875
GROSS MARGIN	84,484	75,677	65,300
EXPENSES
Sales and marketing	13,765	13,009	11,492
Research and development	21,269	19,044	16,971
General and administrative	15,691	14,272	13,633
Other charges (Note 18)	2,364	2,131	3,995
Amortization of intangible assets	14,202	11,996	11,471
	67,291	60,452	57,562
INCOME FROM OPERATIONS	17,193	15,225	7,738
INTEREST EXPENSE	(45)	(9)	(14)
INVESTMENT INCOME	73	174	209
INCOME BEFORE INCOME TAXES	17,221	15,390	7,933
INCOME TAX EXPENSE (RECOVERY) (Note 17)
Current	2,078	1,438	277
Deferred	(853)	1,926	(3,883)
	1,225	3,364	(3,606)
NET INCOME	$ 15,996	$ 12,026	$ 11,539
EARNINGS PER SHARE (Note 14)
Basic (in Dollars per share)	$ 0.26	$ 0.19	$ 0.19
Diluted (in Dollars per share)	$ 0.25	$ 0.19	$ 0.18
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	62,556	62,218	61,523
Diluted (in Shares)	63,860	63,400	62,888

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Comprehensive income
Net income	$ 15,996	$ 12,026	$ 11,539
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax recovery (expense) of $310 for the year ended January 31, 2013 (January 31, 2012 – ($188); January 31, 2011 – $534)	1,932	(1,885)	3,856
Total other comprehensive income (loss)	1,932	(1,885)	3,856
Comprehensive income	$ 17,928	$ 10,141	$ 15,395

Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Foreign currency translation adjustment, income tax recovery (expense)	$ 310	$ (188)	$ 534

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2010	$ 86,609	$ 451,591	$ (2,034)	$ (348,294)
Shares issued:
Stock options exercised	1,539
Unearned compensation related to issuance of stock options		8
Stock-based compensation expense (Note 15)		1,076
Stock options exercised		(404)
Purchase of non-controlling interest (Note 3)		29
Foreign currency translation adjustments, net of income taxes			3,856		3,856
Net income				11,539	11,539
Total Shareholders’ Equity	88,148	452,300	1,822	(336,755)	205,515
Balance at Jan. 31, 2011	88,148	452,300	1,822	(336,755)	205,515
Shares issued:
Stock options exercised	2,776
Unearned compensation related to issuance of stock options		11
Stock-based compensation expense (Note 15)		1,213
Stock options exercised		(1,001)
Stock option income tax benefits		(99)
Foreign currency translation adjustments, net of income taxes			(1,885)		(1,885)
Net income				12,026	12,026
Total Shareholders’ Equity	90,924	452,424	(63)	(324,729)	218,556
Balance at Jan. 31, 2012	90,924	452,424	(63)	(324,729)	218,556
Shares issued:
Stock options exercised	1,548
Stock-based compensation expense (Note 15)		1,278
Stock options exercised		(348)
Settlement of stock options (Note 15)		(2,021)
Stock option income tax benefits		101
Foreign currency translation adjustments, net of income taxes			1,932		1,932
Net income				15,996	15,996
Total Shareholders’ Equity	92,472	451,434	1,869	(308,733)	237,042
Balance at Jan. 31, 2013	$ 92,472	$ 451,434	$ 1,869	$ (308,733)	$ 237,042

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
OPERATING ACTIVITIES
Net income	$ 15,996,000	$ 12,026,000	$ 11,539,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	2,877,000	2,462,000	2,420,000
Amortization of intangible assets	14,202,000	11,996,000	11,471,000
Write-off of redundant assets (Note 8)			417,000
Amortization of unearned compensation		11,000	8,000
Stock-based compensation expense	1,278,000	1,213,000	1,076,000
Gain on sale of investment in affiliate (Note 7)			(20,000)
Loss from investment in affiliate (Note 7)			19,000
Deferred tax expense	(853,000)	1,926,000	(3,883,000)
Deferred tax charge	196,000	196,000	196,000
Accounts receivable
Trade	(1,697,000)	(460,000)	2,748,000
Other	(183,000)	(822,000)	106,000
Prepaid expenses and other	(379,000)	(619,000)	51,000
Inventory	(343,000)	75,000
Accounts payable	873,000	(1,065,000)	(275,000)
Accrued liabilities	(736,000)	(1,682,000)	(3,088,000)
Income taxes payable	451,000	99,000	(1,733,000)
Deferred revenue	(1,342,000)	(1,430,000)	(1,163,000)
Cash provided by operating activities	30,340,000	23,926,000	19,889,000
INVESTING ACTIVITIES
Maturities of short-term investments			5,071,000
Additions to capital assets	(3,496,000)	(4,734,000)	(1,656,000)
Proceeds from the sale of investment in affiliate (Note 7)			487,000
Settlement of acquisition earn-out (Note 9)	(590,000)
Acquisition of subsidiaries, net of cash acquired and bank indebtedness assumed	(54,155,000)	(21,281,000)	(44,989,000)
Cash used in investing activities	(58,241,000)	(26,015,000)	(41,087,000)
FINANCING ACTIVITIES
Issuance of common shares for cash	704,000	1,775,000	1,133,000
Settlement of stock options (Note 15)	(1,525,000)
Repayment of other liabilities	(77,000)	(4,342,000)	(358,000)
Cash (used in) provided by financing activities	(898,000)	(2,567,000)	775,000
Effect of foreign exchange rate changes on cash and cash equivalents	890,000	559,000	513,000
Decrease in cash and cash equivalents	(27,909,000)	(4,097,000)	(19,910,000)
Cash and cash equivalents, beginning of year	65,547,000	69,644,000	89,554,000
Cash and cash equivalents, end of year	37,638,000	65,547,000	69,644,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	46,000	9,000	21,000
Cash paid during the year for income taxes	$ 1,149,000	$ 727,000	$ 1,319,000

Note 1 - Description of the Business	12 Months Ended
Jan. 31, 2013
Business Description [Text Block]
Note 1 - Description of the Business

The Descartes Systems Group Inc. (“Descartes”, “Company”, “our” or “we”) is a global provider of federated network and global logistics technology solutions that help our customers make and receive shipments and manage related resources. Our network-based solutions, which primarily consist of services and software, connect people to their trading partners and enable business document exchange (bookings, bills of lading, status messages); regulatory compliance and customs filing; route and resource planning, execution and monitoring; inventory and asset visibility; rate and transportation management; and warehouse operations. Our pricing model provides our customers with flexibility in purchasing our solutions either on a perpetual license, subscription or transactional basis. Our primary focus is on serving transportation providers (air, ocean and truck modes), logistics service providers (including third-party logistics providers, freight forwarders and customs brokers) and distribution-intensive companies where delivery is either a key or a defining part of their own product or service offering, or where there is an opportunity to reduce costs and improve service levels by optimizing the use of their assets.

Note 2 - Significant Accounting Policies	12 Months Ended
Jan. 31, 2013
Significant Accounting Policies [Text Block]
Note 2 - Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ended January 31, 2013, is referred to as the “current fiscal year,” “fiscal 2013,” “2013” or using similar words. Our fiscal year, which ended January 31, 2012, is referred to as the “previous fiscal year,” “fiscal 2012,” “2012” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2014” refers to the annual period ending January 31, 2014 and the “fourth quarter of 2014” refers to the quarter ending January 31, 2014.

Certain immaterial reclassifications have been made to the consolidated financial statements and the notes to conform to the current presentation. Specifically, the long-term portion of trade accounts receivable has been presented on a separate line on the balance sheet and other liabilities have been included in the accrued liabilities line on the balance sheet.

Basis of consolidation

The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Financial instruments

Fair value of financial instruments

Financial instruments are comprised of cash and cash equivalents, accounts receivable, long-term receivable, accounts payable, accrued liabilities and income taxes payable. The estimated fair values of these financial instruments are approximate to book values.

Foreign exchange risk

We are exposed to foreign exchange risk because a higher proportion of our revenues are denominated in US dollars relative to expenditures. Accordingly, our results are affected, and may be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro and various other foreign currencies.

Interest rate risk

We are exposed to reductions in interest rates, which could adversely impact expected returns from our investment of corporate funds in interest bearing bank accounts.

Credit risk

We are exposed to credit risk through our invested cash, cash equivalents and accounts receivable. We hold our cash and cash equivalents with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate this risk.

We do not use any type of speculative financial instruments, including but not limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not hold or issue financial instruments for trading purposes.

Foreign currency translation

We conduct business in a variety of foreign currencies and, as a result, all of our foreign operations are subject to foreign exchange fluctuations. All operations operate in their local currency environment and use their local currency as their functional currency. The functional currency of the parent company is Canadian dollars. Assets and liabilities of foreign operations are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses of foreign operations are translated using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity.

Transactions incurred in currencies other than the functional currency are converted to the functional currency at the transaction date. All foreign currency transaction gains and losses are included in net income. For the year ended January 31, 2013, foreign currency transaction losses of $0.2 million were included in net income (January 31, 2012 - nil; January 31, 2011 - $0.3 million).

Use of estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may be different from the estimates. Estimates and assumptions are used when accounting for items such as allowance for doubtful accounts, allocations of the purchase price and the fair value of net assets acquired in business combination transactions, valuation of inventory, depreciation of capital assets, amortization of intangible assets, assumptions embodied in the valuation of assets for impairment assessment, stock-based compensation, restructuring costs, valuation allowances against deferred tax assets, tax positions and recognition of contingencies.

Cash and cash equivalents

Cash and cash equivalents include short-term deposits with original maturities of three months or less.

Allowance for doubtful accounts

We maintain an allowance for doubtful accounts for estimated losses resulting from customers who do not make their required payments. Specifically, we consider the age of the receivables, historical write-offs, the creditworthiness of the customer, and current economic trends among other factors. Accounts receivable are written off, and the associated allowance is eliminated, if it is determined that the specific balance is no longer collectible.

Inventory

Finished goods inventories are stated at the lower of cost and market value. Market value is the current replacement cost of the inventory. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no longer able to sell inventories above cost or at all, we write down inventory to net realizable value or excess inventory is written off.

Impairment of long-lived assets

We account for the impairment and disposition of long-lived assets in accordance with Accounting Standard Codification (“ASC”) Section 360-10-35 “Property, Plant, and Equipment: Overall: Subsequent Measurement” (“ASC Section 360-10-35”). We test long-lived assets, such as capital assets and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may be an impairment. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such assets is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows.

Goodwill and intangible assets

We account for goodwill in accordance with ASC Topic 350, “Intangibles – Goodwill and Other” (“ASC Topic 350”). When we acquire a business, we determine the fair value of the net tangible and intangible (other than goodwill) assets acquired and compare the total amount to the amount that we paid for the assets. Any excess of the amount paid over the fair value of those net assets is considered to be goodwill. We test for impairment at least annually at October 31st of each year and at any other time if any event occurs or circumstances change that would more likely than not reduce our enterprise value below our carrying amount. Any excess of carrying value over fair value is charged to income in the period in which impairment is determined. Our annual goodwill impairment testing on October 31, 2012 indicated no evidence that goodwill impairment had occurred as of that date. We will perform further quarterly analysis of whether any event has occurred that would more likely than not reduce our enterprise value below our carrying amounts and, if so, we will perform a goodwill impairment test between the annual dates. Any future impairment adjustment will be recognized as an expense in the period that the adjustment is identified.

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible assets with a finite life to fair value when the related undiscounted cash flows are not expected to allow for recovery of the carrying value. Fair value of intangibles is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships                           Straight-line over four to twenty years

Non-compete covenants                                                     Straight-line over two to seven years

Existing technologies                                                           Straight-line over three to ten years

Trade names                                                                          Straight-line over one to fifteen years

Capital assets

Capital assets are recorded at cost. Depreciation of our capital assets is generally recorded at the following rates:

Computer equipment and software                                    30% declining balance

Furniture and fixtures                                                           20% declining balance

Leasehold improvements                                                    Straight-line over lesser of useful life or term of lease

Revenue recognition

We follow the accounting guidelines and recommendations contained in ASC Subtopic 985-605, “Software: Revenue Recognition” (“ASC Subtopic 985-605”) and ASC Topic 605, “Revenue Recognition” (“ASC Topic 605”).

We recognize revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when there exists persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collectibility is reasonably assured. In addition to this general policy, the specific revenue recognition policies for each major category of revenue are included below.

Services Revenues - Services revenues are principally composed of the following: (i) ongoing transactional fees for use of our services and products by our customers, which are recognized as the transactions occur; (ii) professional services revenues from consulting, implementation and training services related to our services and products, which are recognized as the services are performed; (iii) maintenance, subscription and other related revenues, including revenues associated with maintenance and support of our services and products, which are recognized ratably over the subscription period; and (iv) hardware revenues, which are recognized upon delivery of goods.

License Revenues - License revenues derive from licenses granted to our customers to use our software products, and are recognized in accordance with ASC Subtopic 985-605.

We enter into arrangements from time to time that may consist of multiple deliverables which may include any combination of services, hardware and software licenses. Our typical multiple-element arrangements involve: (i) software with maintenance support services, (ii) professional services with one time set-up fees and (iii) hardware with services. For any arrangements involving multiple deliverables involving non software elements (hardware, one time set-up fees, professional services, subscription, etc.) the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence (“VSOE”) of selling price. In instances when we are unable to establish the selling price using VSOE, we attempt to establish selling price of each element based on acceptable third party evidence of selling price (“TPE”); however we are generally unable to reliably determine the selling price of similar competitor products or services on a stand-alone basis. In these instances, we use our best estimate of selling price (“BESP”) in our allocation of the arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service was sold on a stand-alone basis.  We determine BESP for each specific element in a multiple element arrangement considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices.

For arrangements involving multiple deliverables of software with maintenance support services, the revenue is recognized based on ASC Subtopic 985-605.  If we are unable to determine VSOE of fair value for all of the deliverables of the arrangement, but are able to obtain VSOE of fair value for all the undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to the delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of fair value of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE of fair value did not exist; or (ii) when VSOE of fair value can be established.

We evaluate the collectibility of our trade receivables based upon a combination of factors on a periodic basis. When we become aware of a specific customer’s inability to meet its financial obligations to us (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, payment experiences and existence of credit risk insurance for certain customers), we record a specific bad debt provision to reduce the customer’s related trade receivable to its estimated net realizable value. If circumstances related to specific customers change, the estimate of the recoverability of trade receivables could be further adjusted.

Research and development costs

We incur costs related to research and development of our software products. To date, we have not capitalized any development costs under ASC Subtopic 985-20, “Software: Costs of Software to Be Sold, Leased, or Marketed” (“ASC Subtopic 985-20”). Costs incurred between the time of establishment of a working model and the point where products are marketed are expensed as they are insignificant.

Stock-based compensation

We account for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC Topic 718”). Accordingly, the fair value of employee stock-based compensation that is ultimately expected to vest is amortized to expense in our consolidated statement of operations based on the straight-line attribution method.

The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Performance share units (“PSUs”) are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

Income taxes

We account for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC Topic 740”). ASC Topic 740 requires the determination of deferred tax assets and liabilities based on the differences between the financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of a deferred tax asset is adjusted by a valuation allowance, if necessary, to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. In determining the valuation allowance, we consider factors by taxing jurisdiction, including our estimated taxable income, our history of losses for tax purposes, our tax planning strategies and the likelihood of success of our tax filing positions, among others. A change to any of these factors could impact the estimated valuation allowance and income tax expense.

We apply ASC Subtopic 740-10 “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“ASC Subtopic 740”) which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Subtopic 740 also provides accounting guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

Recently adopted accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 amends the wording used to describe many of the requirements in US GAAP for measuring fair value and for disclosing information about fair value measures. ASU 2011-04 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity and requires the presentation of the statement of income and other comprehensive income consecutively. ASU 2011-05 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment is reflected in the separate statement of comprehensive income in our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 amends certain pending paragraphs in Update 2011-05 to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in Update 2011-05 are not affected by this update. ASU 2011-12 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.

Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2013
Business Combination Disclosure [Text Block]
Note 3 - Acquisitions

On November 14, 2012, we acquired all outstanding shares of privately-held Exentra Transport Solutions Limited (“Exentra”), a leading UK-based provider of software-as-a-service (“SaaS”) driver compliance solutions for the European Union. The total purchase price for the acquisition was $16.6 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $0.8 million of revenues and $0.1 million of net loss from Exentra since the date of acquisition in our consolidated statements of operations for 2013.

On June 15, 2012, we acquired substantially all of the assets of Integrated Export Systems, Ltd. and IES Asia Limited (collectively referred to as “IES”). IES provides SaaS solutions that help freight forwarders, non-vessel operating common carriers and custom brokers manage their businesses. The total purchase price for the acquisition was $33.9 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.2 million. We have recognized $6.4 million of revenues and $2.0 million of net income from IES since the date of acquisition in our consolidated statements of operations for 2013.

On June 1, 2012, we acquired all outstanding shares of privately-held Infodis B.V. (“Infodis”), a Netherlands-based provider of SaaS transportation management solutions that enable its clients to manage both inbound and outbound purchased transportation. The total purchase price for the acquisition was $3.7 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $2.2 million of revenues and $0.2 million of net income from Infodis since the date of acquisition in our consolidated statements of operations for 2013.

The preliminary purchase price allocations for businesses we acquired during fiscal 2013 are as follows:

	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred tax liability	(3,112)	-	(565)	(3,677)
Net tangible assets (liabilities) assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Exentra	IES	Infodis
Customer agreements and relationships	12 years	10 years	6 years
Non-compete covenants	N/A	5 years	N/A
Existing technology	10 years	8 years	5 years

The goodwill on the Infodis, IES and Exentra acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Infodis and Exentra acquisition are not deductible for tax purposes. The goodwill arising from the IES acquisition is deductible for tax purposes.

On January 20, 2012, we acquired all outstanding shares of privately-held GeoMicro, Inc. (“GeoMicro”), a leading California-based provider of advanced geographic information systems and commercial turn-by-turn navigation. GeoMicro’s platform enables advanced routing, navigation, field service, and spatial data business intelligence solutions. The total purchase price for the acquisition was $2.7 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $0.4 million of revenues and a $0.4 million net income from GeoMicro since the date of acquisition in our consolidated statements of operations for 2012.

On November 2, 2011, we acquired all outstanding shares of privately-held InterCommIT BV (“InterCommIT”), a provider of business-to-business integration-as-a-service. InterCommIT is a SaaS provider of electronic data management services that enable its clients to seamlessly exchange data electronically. The total purchase price for the acquisition was $13.6 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.6 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $1.2 million with a fair value of $1.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil. We have recognized $1.5 million of revenues and a $0.1 million net loss from InterCommIT since the date of acquisition in our consolidated statements of operations for 2012.

On June 10, 2011, we acquired all outstanding shares of privately-held Telargo Inc. (“Telargo”), a provider of telematics solutions. Telargo is a SaaS provider of mobile resource management applications (“MRM”) telematics solutions that enable its clients to monitor and manage mobile assets and help fleet owners comply with various transportation regulations. The total purchase price for the acquisition was $9.3 million, including $5.0 million in cash, net of cash acquired, and $4.3 million to repay financial liabilities. We also incurred acquisition-related costs, primarily for advisory services, of $0.5 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $2.3 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $1.2 million. We have recognized $2.4 million of revenues and a $1.3 million net loss from Telargo since the date of acquisition in our consolidated statements of operations in 2012.

The final purchase price allocations for businesses we acquired during fiscal 2012 are as follows:

	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Deferred tax asset	715	4	2,344	3,063
Capital assets	29	87	381	497
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible (liabilities) assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships	4 years	7 years	6 years
Non-compete covenants	5 years	7 years	6 years
Existing technology	4 years	5 years	n/a
Trade names	2 years	2 years	n/a

The goodwill on the Telargo, InterCommIT and GeoMicro acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Telargo, InterCommIT and GeoMicro acquisitions is not deductible for tax purposes.

On June 16, 2010, we acquired all outstanding shares of privately-held Belgian-based Routing International NV (“Routing International”), a developer and distributor of optimized route planning solutions. Routing International’s solutions join Descartes’ MRM 2.0 solution suite, which combines optimized real-time planning with wireless mobile technology to manage resources in motion. The purchase price for the acquisition was $3.9 million in cash. We also incurred acquisition-related costs, primarily for advisory services included in other charges in 2011, of $0.2 million. The gross contractual amount of trade accounts receivable acquired was $1.4 million with a fair value of $1.0 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.4 million. We have recognized $1.8 million of revenues and $0.2 million of net income before amortization expense of $0.3 million from Routing International NV since the date of acquisition in our consolidated statements of operations for 2011.

On April 19, 2010, we purchased all outstanding shares of privately-held 882976 Ontario Inc., doing business as Imanet (“Imanet”), a provider of enterprise and on-demand technology solutions to customs brokers, freight forwarders, exporters and self-clearing importers. Imanet’s solutions focus on enabling members of the international trade community to communicate with Canada Border Services Agency (“CBSA”). Leading customs brokers, freight forwarders and Canadian importers manage their shipments and interactions with CBSA using Imanet’s solutions. Imanet’s solutions complement Descartes’ Global Trade and Compliance solutions. The purchase price for the acquisition was $5.8 million in cash. We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $0.6 million with a fair value of $0.4 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $0.2 million. We have recognized $2.5 million of revenues and $0.5 million of net income before amortization expense of $0.7 million from Imanet since the date of acquisition in our consolidated statements of operations for 2011.

On March 19, 2010, we acquired 96.17% of the outstanding shares of Zemblaz NV (NYSE Alternext Brussels: ALPTH) (formerly denominated Porthus NV, “Porthus”), a provider of global trade management solutions, at EUR 12.50 per share. Porthus’ solutions complement those of Descartes and grow our presence in the Europe, Middle East and Africa regions. The purchase price for the acquisition was $39.1 million in cash. We also incurred acquisition-related costs, primarily for brokerage and advisory services, of $1.1 million included in other charges in 2011. The gross contractual amount of trade accounts receivable acquired was $6.9 million with a fair value of $6.6 million at the date of acquisition. Our acquisition date estimate of the contractual cash flows not expected to be collected is $0.3 million. We have recognized $19.1 million of revenues and $3.9 million of net income before amortization expense of $3.9 million from Porthus since the date of acquisition in our consolidated statements of operations for 2011.

On April 16, 2010, we purchased the remaining 3.83% of the Porthus shares at EUR 12.50 per share, and all outstanding warrants at a price of EUR 12.33 per warrant issued pursuant to Porthus’ 2000 warrant plan and a price of EUR 20.76 per warrant issued pursuant to its 2001 warrant plan. The purchase price for the remaining shares and warrants was $1.8 million in cash.

The fair value of the non-controlling interest in Porthus was determined based on active market prices for the 3.83% shares not acquired as part of the March 19, 2010 acquisition. The excess of the $1.8 million purchase-price consideration when this non-controlling interest was acquired on April 16, 2010 and the fair value of the non-controlling interest in Porthus was recorded to additional paid-in capital.

The final purchase price allocations for businesses we acquired during fiscal 2011 are as follows:

	Routing International	Imanet	Porthus	Total
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	4,339	5,973	39,137	49,449
Net working capital adjustments	(491)	(216)	-	(707)
	3,848	5,757	39,137	48,742
Allocated to:
Current assets	1,686	797	14,108	16,591
Current deferred tax asset	136	-	755	891
Investment in affiliate	-	-	544	544
Capital assets	62	161	1,813	2,036
Current liabilities	(719)	(471)	(7,582)	(8,772)
Deferred revenue	(956)	(245)	(1,838)	(3,039)
Deferred income tax liability	(536)	(1,115)	(6,496)	(8,147)
Other long term liabilities	(137)	(70)	(241)	(448)
Net tangible assets (liabilities) assumed	(464)	(943)	1,063	(344)
Finite life intangible assets acquired:
Customer agreements and relationships	592	2,198	10,838	13,628
Existing technology	1,168	1,984	12,053	15,205
Non-compete covenants	-	196	281	477
Trade names	-	109	822	931
Goodwill	2,552	2,213	15,878	20,643
Non-controlling interest	-	-	(1,798)	(1,798)
	3,848	5,757	39,137	48,742

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Routing International	Imanet	Porthus
Customer agreements and relationships	5 years	8 years	7 years
Non-compete covenants	n/a	5 years	5 years
Existing technology	4 years	4 years	5 years
Trade names	n/a	3 years	2 years

The goodwill on the Porthus, Imanet and Routing International acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Porthus, Imanet and Routing International acquisitions is not deductible for tax purposes.

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocations in the tables above represent our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we engage third-party valuation specialists. The valuation of the acquired net assets of Infodis, IES and Exentra are preliminary as we finalize the net tangible assets and liabilities assumed. The preliminary purchase price may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation for Infodis, IES and Exentra will be completed within one year from the acquisition date.

No in-process research and development was acquired in the above transactions.

As required by GAAP, the financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Porthus as of the beginning of each of the periods presented. The pro forma results of operations for the Infodis, Exentra, Telargo, InterCommIT, GeoMicro, Imanet and Routing International transactions have not been included in the table below as they are not material to our consolidated financial statements. The pro forma results of operations for the IES transaction have not been presented as this disclosure is considered impracticable since IES has not been audited in the past and historic financial statements would not be auditable due to the use of cash based accounting.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisition of Porthus occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations

Year Ended	January 31,
2011

Revenues	102,519
Net income	12,230
Earnings per share
Basic	0.20
Diluted	0.19

Note 4 - Cash and Cash Equivalents	12 Months Ended
Jan. 31, 2013
Cash and Cash Equivalents Disclosure [Text Block]
Note 4 – Cash and Cash Equivalents

	January 31,	January 31,
	2013	2012
Cash and cash equivalents
Cash on deposit with banks	37,638	65,547
Total cash and cash equivalents	37,638	65,547

We have no operating lines of credit as at January 31, 2013 ($3.0 million as at January 31, 2012, of which none was utilized).

As at January 31, 2013 we have outstanding letters of credit of approximately $0.2 million (EUR 0.1 million) related to our leased premises ($0.1 million at January 31, 2012).

Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2013
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 5 - Trade Receivables

	January 31,	January 31,
	2013	2012
Trade receivables	21,602	17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	20,491	16,858

Trade receivables of $0.2 million and $0.3 million, not presented in the above table, have been presented as long-term receivables in our consolidated balance sheets at January 31, 2013 and January 31, 2012, respectively. These receivables are not expected to be collected within the next year.

Bad debt expense was $0.3 million, $0.3 million and $0.5 million for the years ended January 31, 2013, January 31, 2012 and January 31, 2011, respectively.

Note 6 - Inventory	12 Months Ended
Jan. 31, 2013
Inventory Disclosure [Text Block]
Note 6 –Inventory

	January 31,	January 31,
	2013	2012
Finished goods	812	413
	812	413

Finished goods inventory consists of hardware and related parts for mobile asset units sold. No provision for excess or obsolete inventories has been recorded for the years ended January 31, 2013 or January 31, 2012.

Note 7 - Investment in Affiliate	12 Months Ended
Jan. 31, 2013
Investments in and Advances to Affiliates, Schedule of Investments [Text Block]
Note 7 - Investment in Affiliate

As part of the acquisition of Porthus, we acquired 44.4% of the outstanding shares of privately-held Desk Solutions NV (“Desk Solutions”). The investment in Desk Solutions has been accounted for under the equity method in accordance with ASC Topic 323, “Investments – Equity Method and Joint Ventures” (“ASC Topic 323”). Loss from Desk Solutions of $19,000 for the year ended January 31, 2011 is included in investment income in the consolidated statements of operations for 2011. This investment was sold in the second quarter of 2011 for proceeds of $487,000. A gain on the sale of this investment of $20,000 is included in investment income for the year ended January 31, 2011 in the consolidated statements of operations for 2011.

Note 8 - Capital Assets	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment Disclosure [Text Block]
Note 8 - Capital Assets

	January 31,	January 31,
	2013	2012
Cost
Computer equipment and software	29,592	25,746
Furniture and fixtures	1,538	1,947
Leasehold improvements	1,140	3,086
Assets under construction	95	2,637
	32,365	33,416
Accumulated amortization
Computer equipment and software	20,118	19,851
Furniture and fixtures	1,153	1,700
Leasehold improvements	858	2,578
	22,129	24,129
	10,236	9,287

Computer equipment and software cost includes $0.2 million and $0.3 million of assets recorded under capital leases as of January 31, 2013 and January 31, 2012, respectively. Amortization expense related to assets under capital leases was less than $0.1 million, $0.1 million and $0.1 million for the years ended January 31, 2013, January 31, 2012 and January 31, 2011, respectively.

As discussed in Note 18, other charges include $0.4 million for write-off of redundant assets for the year ended January 31, 2011. The redundant assets represent computer software from our Belgian operations, acquired as part of the Porthus acquisition, which were made redundant as we continue to integrate Porthus into our operations.

Note 9 - Goodwill	12 Months Ended
Jan. 31, 2013
Goodwill Disclosure [Text Block]
Note 9 - Goodwill

	January 31,	January 31,
	2013	2012
Balance, beginning of year	68,005	56,742
Acquisition of subsidiaries
Infodis	1,339	-
IES	11,823	-
Exentra	6,231	-
Telargo	-	4,322
InterCommIT	-	5,370
GeoMicro	-	1,699
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Balance, end of year	88,297	68,005

The business acquisitions of Infodis, IES, Exentra, Telargo, InterCommIT and GeoMicro are described in Note 3 to these consolidated financial statements.

In 2012, the adjustment on account of foreign exchange and prior acquisitions includes a $0.8 million earn-out adjustment in respect of the August 17, 2007 acquisition of Global Freight Exchange Limited. Specific performance targets were met during the period ending August 17, 2011, resulting in an additional amount payable to the former owners. As this acquisition closed prior to the effective date of ASC Topic 805 (previously Statement 141(R)), this adjustment has been accrued to goodwill. During 2013, $0.6 million of the earn-out adjustment was paid. No adjustments relating to the earn-out were recorded in 2013.

Note 10 - Intangible Assets	12 Months Ended
Jan. 31, 2013
Intangible Assets Disclosure [Text Block]
Note 10 - Intangible Assets

	January 31,	January 31,
	2013	2012
Cost
Customer agreements and relationships	51,820	40,851
Non-compete covenants	1,867	1,607
Existing technology	66,296	38,012
Trade names	4,164	4,115
	124,147	84,585
Accumulated amortization
Customer agreements and relationships	25,936	20,532
Non-compete covenants	1,235	1,052
Existing technology	22,402	13,380
Trade names	3,277	2,940
	52,850	37,904
	71,297	46,681

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. During 2013, additions to intangible assets primarily consisted of the acquisitions of Infodis, IES and Exentra, described in Note 3 to these consolidated financial statements. The balance of the change in intangible assets is due to foreign currency translation.

Intangible assets with a finite life are amortized into income over their useful lives. Amortization expense for existing intangible assets is expected to be $71.3 million over the following periods: $16.2 million for 2014, $14.0 million for 2015, $11.4 million for 2016, $9.7 million for 2017, $5.7 million for 2018 and $14.3 million thereafter. Expected future amortization expense is subject to fluctuations in foreign exchange rates.

We write down intangible assets with a finite life to fair value when the related undiscounted cash flows are not expected to allow for recovery of the carrying value. Fair value of intangibles is determined by discounting the expected related future cash flows. No finite life intangible asset impairment has been identified or recorded in our consolidated statements of operations for any of the fiscal years presented.

Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2013
Accrued Liabilities [Text Block]
Note 11 - Accrued Liabilities

	January 31,	January 31,
	2013	2012
Accrued compensation and benefits	6,989	6,284
Accrued professional fees	1,063	1,233
Amounts payable to former shareholders of prior acquisitions	-	390
Accrued purchase price consideration and other acquisition-related costs	237	792
Other accrued liabilities	4,084	3,716
	12,373	12,415

Note 12 - Commitments, Contingencies and Guarantees	12 Months Ended
Jan. 31, 2013
Commitments Contingencies and Guarantees [Text Block]
Note 12 - Commitments, Contingencies and Guarantees

Commitments

To facilitate a better understanding of our commitments, the following information is provided in respect of our operating and capital lease obligations:

Years Ended January 31,	Operating Leases	Capital Leases	Total
2014	3,706	64	3,770
2015	2,967	32	2,999
2016	2,274	-	2,274
2017	1,129	-	1,129
2018	572	-	572
Thereafter	614	-	614
	11,262	96	11,358

Lease Obligations

We are committed under non-cancelable operating leases for business premises, computer equipment and vehicles with terms expiring at various dates through 2020. We are also committed under non-cancelable capital leases for computer equipment expiring at various dates through 2015. The future minimum amounts payable under these lease agreements are outlined in the table above. Rental expense from operating leases was $3.7 million, $3.6 million and $3.1 million for the years ended January 31, 2013, January 31, 2012 and January 31, 2011, respectively.

Other Obligations

Deferred Share Unit and Restricted Share Unit Plans

As described in Note 15 to the consolidated financial statements, we maintain deferred share unit (“DSU”) and cash-settled restricted share unit (“CRSU”) plans for our directors and employees. Any payments made pursuant to these plans are settled in cash. As DSUs are fully vested upon issuance, the DSU liability recorded on our consolidated balance sheets is calculated as the total number of DSUs outstanding at the consolidated balance sheet date multiplied by the closing price of our common shares on the Toronto Stock Exchange (“TSX”) at the consolidated balance sheet date. For CRSUs, the units vest over time and the liability recognized at any given consolidated balance sheet date reflects only those units vested at that date that have not yet been settled in cash. As such, we had an unrecognized aggregate liability for the unvested CRSUs of $1.3 million for which no liability was recorded on our consolidated balance sheet at January 31, 2013, in accordance with FASB ASC Topic 718 “Compensation – Stock Compensation” (“ASC Topic 718”). The ultimate liability for any payment of DSUs and CRSUs is dependent on the trading price of our common shares.

Contingencies

We are subject to a variety of other claims and suits that arise from time to time in the ordinary course of our business. The consequences of these matters are not presently determinable but, in the opinion of management after consulting with legal counsel, the ultimate aggregate liability is not currently expected to have a material effect on our results of operations or financial position.

Product Warranties

In the normal course of operations, we provide our customers with product warranties relating to the performance of our hardware, software and network services. To date, we have not encountered material costs as a result of such obligations and have not accrued any liabilities related to such obligations on our consolidated financial statements.

Guarantees

In the normal course of business we enter into a variety of agreements that may contain features that meet the definition of a guarantee under ASC Topic 460, “Guarantees”. The following lists our significant guarantees:

Intellectual property indemnification obligations

We provide indemnifications of varying scope to our customers against claims of intellectual property infringement made by third parties arising from the use of our products. In the event of such a claim, we are generally obligated to defend our customers against the claim and we are liable to pay damages and costs assessed against our customers that are payable as part of a final judgment or settlement. These intellectual property infringement indemnification clauses are not generally subject to any dollar limits and remain in force for the term of our license and services agreements with our customers, where license terms are typically perpetual. To date, we have not encountered material costs as a result of such indemnifications.

Other indemnification agreements

In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with purchases and sales of assets, securities offerings or buy-backs, service contracts, administration of employee benefit plans, retention of officers and directors, membership agreements, customer financing transactions, and leasing transactions. In addition, our corporate by-laws provide for the indemnification of our directors and officers. Each of these indemnifications requires us, in certain circumstances, to compensate the counterparties for various costs resulting from breaches of representations or obligations under such arrangements, or as a result of third party claims that may be suffered by the counterparty as a consequence of the transaction. We believe that the likelihood that we could incur significant liability under these obligations is remote. Historically, we have not made any significant payments under such indemnifications.

In evaluating estimated losses for the guarantees or indemnities described above, we consider such factors as the degree of probability of an unfavorable outcome and the ability to make a reasonable estimate of the amount of loss. We are unable to make a reasonable estimate of the maximum potential amount payable under such guarantees or indemnities as many of these arrangements do not specify a maximum potential dollar exposure or time limitation. The amount also depends on the outcome of future events and conditions, which cannot be predicted. Given the foregoing, to date, we have not accrued any liability in our financial statements for the guarantees or indemnities described above.

Note 13 - Share Capital	12 Months Ended
Jan. 31, 2013
Share Capital [Text Block]
Note 13 - Share Capital

Common Shares Outstanding

We are authorized to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible.

	January 31,	January 31,	January 31,
(thousands of shares)	2013	2012	2011
Balance, beginning of year	62,433	61,742	61,411
Shares issued:
Stock options exercised	163	691	331
Stock options settled for shares (Note 15)	58	-	-
Balance, end of year	62,654	62,433	61,742

Note 14 - Earnings Per Share	12 Months Ended
Jan. 31, 2013
Earnings Per Share [Text Block]
Note 14 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”):

Year Ended	January 31, 2013	January 31, 2012	January 31, 2011

Net income for purposes of calculating basic and diluted earnings per share	15,996	12,026	11,539
(number of shares in thousands)
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25	-	-
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic	0.26	0.19	0.19
Diluted	0.25	0.19	0.18

For the years ended January 31, 2013, 2012 and 2011, respectively, 40,000, 15,000 and 219,607 options were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. Additionally, for 2013, 2012 and 2011, respectively, the application of the treasury stock method excluded 7,500, 418,480 and 222,500 options from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

Note 15 - Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15 - Stock-Based Compensation Plans

We maintain stock option plans for directors, officers, employees and other service providers. Options to purchase our common shares are granted at an exercise price equal to the fair market value of our common shares. This fair market value is determined using the closing price of our common shares on the TSX on the day immediately preceding the date of the grant.

Employee stock options generally vest over a five-year period starting from the grant date and expire seven years from the grant date. Directors’ and officers’ stock options generally have quarterly vesting over a three- to five-year period. We issue new shares from treasury upon the exercise of a stock option.

During the quarter ended July 31, 2012, we amended our stock option plan agreements to allow for stock options to be surrendered to the Company and settled for cash and/or shares. The Company does not have an obligation to settle outstanding stock options on a cash basis. The cash settlement value is determined using the closing share price for the day preceding the elected settlement date less the exercise price. For the year ended January 31, 2013, 340,840 options were settled for $1.5 million in cash and $0.5 million of common shares were issued from treasury.

As of January 31, 2013, we had 2,496,161 stock options granted and outstanding under our shareholder-approved stock option plan and 185,418 remained available for grant. In addition, we had 14,000 stock options outstanding under stock option plans which were not approved by shareholders.

Total estimated stock-based compensation expense recognized under ASC Topic 718 was included in our consolidated statement of operations as follows:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Cost of revenues	56	110	73
Sales and marketing	412	251	229
Research and development	44	308	130
General and administrative	766	544	644
Effect on net income	1,278	1,213	1,076

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.4 million ($0.5 million at January 31, 2012) recognized in the United States. We realized a nominal tax expense in connection with stock options exercised during 2013.

As of January 31, 2013, $0.6 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 1.3 years. The total fair value of stock options vested during 2013 was $0.5 million.

The fair value of stock option grants is estimated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Assumptions used in the Black-Scholes model were as follows:

Year Ended	January 31, 2013		January 31, 2012		January 31, 2011
	Weighted-Average	Range	Weighted-Average	Range	Weighted-Average	Range
Expected dividend yield (%)	-	-	-	-	-	-
Expected volatility (%)	33.2	N/A	33.6	N/A	37.3	34.6 to 37.9
Risk-free rate (%)	1.2	N/A	2.4	N/A	2.5	1.8 to 2.6
Expected option life (years)	5	N/A	5	N/A	5	5

A summary of option activity under all of our plans is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	2,987,251	$3.97
Granted	40,000	$8.97
Exercised	(163,050)	$4.29
Settled for Cash/ Shares	(340,840)	$2.59
Forfeited	(13,200)	$5.72
Balance at January 31, 2013	2,510,161	$4.35	2.4	12.8

Vested or expected to vest at January 31, 2013	2,441,011	$4.32	2.4	12.6

Exercisable at January 31, 2013	2,114,258	$4.04	2.0	11.5

The weighted average grant-date fair value of options granted during 2013, 2012 and 2011 was $2.73, $2.18, and $2.27 per option, respectively. The total intrinsic value of options exercised during 2013, 2012 and 2011 was approximately $0.7 million, $2.9 million and $1.0 million, respectively. The total intrinsic value of options settled during 2013, 2012 and 2011 was approximately $2.0 million, nil and nil, respectively.

Options outstanding and options exercisable as at January 31, 2013 by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$3.15 – $3.89	$3.39	1,254,531	2.4	$3.39	1,169,522
$4.20 – $4.43	$3.94	521,650	0.7	$3.94	521,650
$4.69 – $6.54	$5.81	686,480	3.3	$5.44	420,086
$7.23 – $9.01	$8.73	47,500	6.2	$7.23	3,000
	$4.35	2,510,161	2.4	$4.04	2,114,258

A summary of the status of our unvested stock options under our shareholder-approved stock option plan and stock option plans which were not approved by shareholders as of January 31, 2013 is presented as follows:

	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2012	682,538	$1.89
Granted	40,000	$2.73
Vested	(317,935)	$1.70
Forfeited	(8,700)	$6.17
Balance at January 31, 2013	395,903	$2.08

Performance Share Units

Our board of directors adopted a performance and restricted share unit plan effective as of April 30, 2012 pursuant to which certain of our employees are eligible to receive grants of PSUs. PSUs vest at the end of a three-year performance period. The ultimate number of PSUs that vest is based on the total shareholder return (“TSR”) of our Company relative to the TSR of companies comprising a peer index group. TSR is calculated based on the weighted-average closing price of shares for the five trading days preceding the beginning and end of the performance period. The fair value of PSUs is expensed to stock-based compensation expense over the vesting period. PSUs expire ten years from the grant date. New shares are issued from treasury upon the redemption of a PSU.

PSUs are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

A summary of PSU activity is as follows:

	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	139,071	$11.90
Balance at January 31, 2013	139,071	$11.90	9.0	1.3

Vested or expected to vest at January 31, 2013	139,071	$11.90	9.0	1.3

Exercisable at January 31, 2013	-	-	-	-

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2013) that would have been received by PSU holders if all PSUs had been vested on January 31, 2013.

As of January 31, 2013, $1.3 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.0 years.

Restricted Share Units

Our board of directors adopted a performance and restricted share unit plan effective as of April 30, 2012 pursuant to which certain of our employees are eligible to receive grants of restricted share units (“RSUs”). RSUs vest annually over a three-year period starting from the grant date and expire ten years from the grant date. We issue new shares from treasury upon the redemption of a RSU.

RSUs are measured at fair value based on the closing price of our common shares for the day preceding the date of the grant and will be expensed to stock-based compensation expense over the vesting period.

A summary of RSU activity is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	119,799	$8.80
Balance at January 31, 2013	119,799	$8.80	9.0	1.1

Vested or expected to vest at January 31, 2013	119,799	$8.80	9.0	1.1

Exercisable at January 31, 2013	39,933	$8.80	9.0	0.4

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2013) that would have been received by RSU holders if all RSUs had been vested on January 31, 2013.

As of January 31, 2013, $0.7 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 2.0 years.

Deferred Share Unit Plan

Our board of directors adopted a deferred share unit plan effective as of June 28, 2004 pursuant to which non-employee directors are eligible to receive grants of deferred share units, each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the grant date. The plan allows each director to choose to receive, in the form of DSUs, all, none or a percentage of the eligible director’s fees which would otherwise be payable in cash. If a director has invested less than the minimum amount of equity in Descartes, as prescribed from time to time by the board of directors then the director must take at least 50% of the base annual fee for serving as a director (currently $30,000) in the form of DSUs. Each DSU fully vests upon award but is distributed only when the director ceases to be a member of the board of directors. Vested units are settled in cash based on our common share price when conversion takes place.

A summary of activity under our DSU plan is as follows:

Number of DSUs Outstanding
Balance at January 31, 2012	84,060
Granted	18,761
Balance at January 31, 2013	102,821

As at January 31, 2013, the total number of DSUs held by participating directors was 102,821, representing an aggregate accrued liability of $1.0 million ($0.7 million at January 31, 2012). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $0.1 million, $0.1 million and $0.1 million for 2013, 2012 and 2011, respectively.

Cash-Settled Restricted Share Unit Plan

Our board of directors adopted a cash-settled restricted share unit plan effective as of May 23, 2007 pursuant to which certain of our employees and outside directors are eligible to receive grants of cash-settled restricted share units, each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the date of the grant. The CRSUs generally vest based on continued employment and have annual vesting over three- to five-year periods. Vested units are settled in cash based on our common share price when conversion takes place, which is within 30 days following a vesting date and in any event prior to December 31st of the calendar year of a vesting date.

A summary of activity under our CRSU plan is as follows:

	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2012	385,640
Granted	65,441
Vested and settled in cash	(209,592)
Balance at January 31, 2013	241,489	1.4

Vested at January 31, 2013	11,058	-

Unvested at January 31, 2013	230,431	1.4

We have recognized the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $1.0 million at January 31, 2013 ($1.2 million at January 31, 2012). As at January 31, 2013, the unrecognized aggregate liability for the non-vested CRSUs was $1.3 million ($1.9 million at January 31, 2012). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $1.3 million, $1.5 million and $1.5 million for 2013, 2012 and 2011, respectively.

Note 16 - Employee Pension Plans	12 Months Ended
Jan. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 16 - Employee Pension Plans

We maintain various defined contribution benefit plans for our Canadian, American and British employees. While the specifics of each plan are different in each country, we contribute an amount related to the level of employee contributions. These contributions are subject to maximum limits and vesting provisions, and can be discontinued at our discretion. The pension costs were $0.7 million, $0.6 million and $0.5 million in 2013, 2012 and 2011, respectively, of which $0.3 million was payable at both January 31, 2013 and January 31, 2012.

Note 17 - Income Taxes	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Text Block]
Note 17 - Income Taxes

Income before income taxes is earned in the following tax jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011

Canada	14,908	17,225	5,045
United States	1,529	87	5,380
Other countries	784	(1,922)	(2,492)
	17,221	15,390	7,933

Income tax expense (recovery) is incurred in the following jurisdictions:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Current income tax expense (recovery)
Canada	478	605	487
United States	446	295	311
Other countries	1,154	538	(521)
	2,078	1,438	277
Deferred income tax expense (recovery)
Canada	5,177	4,230	(3,245)
United States	(833)	(2,515)	4,831
Other countries	(5,197)	211	(5,469)
	(853)	1,926	(3,883)
	1,225	3,364	(3,606)

In 2013, our current income tax expense was primarily impacted by $0.8 million increase for certain income incurred in Europe for which no offsetting loss carryforwards are available. Deferred income tax expense decreased in 2013 primarily as a result of change in valuation allowance in the UK which has decreased income tax expense by $5.3 million. This decrease was partially offset by a $1.0 million increase in regards to a change of estimate in the US.

In 2012, our income tax expense was primarily impacted by a change in valuation allowance and other tax estimates in the United States which reduced our deferred income tax expense by $1.8 million, and a change in the valuation allowance in the Netherlands which increased deferred income tax expense by $0.7 million.

The components of the deferred income tax assets and liabilities are as follows:

	January 31,	January 31,
	2013	2012
Assets
Accruals not currently deductible	4,355	3,538
Accumulated net operating losses	36,194	48,027
Corporate minimum taxes	1,391	1,312
Difference between tax and accounting basis of capital assets	12,716	13,099
Writedown of assets not currently deductible	1,119	1,053
Research and development and other tax credits and expenses	5,266	4,659
Other timing differences	419	860
Total deferred income tax assets	61,460	72,548
Liabilities
Difference between tax and accounting basis of intangible assets	(7,968)	(3,410)
Uncertain tax positions incurred in loss years	(915)	(1,230)
Total deferred income tax liabilities	(8,883)	(4,640)
Net deferred income taxes	52,577	67,908
Valuation allowance	(21,274)	(33,963)
Net deferred income taxes, net of valuation allowance	31,303	33,945

Deferred income tax assets – current	12,978	12,420
Deferred income tax assets – non-current	23,945	31,279
Deferred income tax liabilities – non-current	(5,620)	(9,754)
Net deferred income taxes, net of valuation allowance	31,303	33,945

The measurement of a deferred tax asset is adjusted by a valuation allowance, if necessary, to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. In determining the valuation allowance, we consider factors by taxing jurisdiction, including our estimated taxable income, our history of losses for tax purposes, our tax planning strategies and the likelihood of success of our tax filing positions, among others. A change to any of these factors could impact the estimated valuation allowance and income tax expense. Based on the weight of positive and negative evidence regarding recoverability of our deferred tax assets, we have recorded a valuation allowance for $21.3 million ($33.9 million at January 31, 2012) of our net deferred tax assets of $52.6 million ($67.9 million at January 31, 2012), resulting in a total net deferred tax asset of $31.3 million at January 31, 2013 ($33.9 million at January 31, 2012).

As at January 31, 2013, we had not accrued for foreign withholding taxes and Canadian income taxes applicable to approximately $30.3 million of unremitted earnings of subsidiaries operating outside of Canada. These earnings, which we consider to be invested indefinitely, will become subject to these taxes if and when they are remitted as dividends or if we sell our stock in the subsidiaries. The potential amount of unrecognized deferred Canadian income tax liabilities and foreign withholding and income tax liabilities on the unremitted earnings and foreign exchange gains is not currently practicably determinable.

The provision (recovery) for income taxes varies from the expected provision at the statutory rates for the reasons detailed in the table below:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Combined basic Canadian statutory rates	26.5%	28.1%	30.7%

Income tax expense based on the above rates	4,564	4,325	2,436
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	182	586	(2,198)
Effect of differences between Canadian and foreign tax rates	165	(275)	695
Effect of rate reductions on current year timing differences	(156)	(228)	659
Prior year adjustments and change in estimates	(503)	(1,242)	(59)
Increases (decreases) in tax reserves	565	734	(149)
Valuation allowance	(4,070)	(864)	(5,241)
Other	478	328	251
Income tax expense (recovery)	1,225	3,364	(3,606)

We have income tax loss carryforwards which expire as follows:

Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2014			3,576	490	4,066
2015				614	614
2016			800	364	1,164
2017				1,252	1,252
2018		2,341	798	25	3,164
Thereafter	9,972	22,974	81,488	10,626	125,060
	9,972	25,315	86,662	13,371	135,320

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits arising from uncertain tax positions taken:

	January 31,	January 31,	January 31,
	2013	2012	2011
Unrecognized tax benefits, beginning of year	4,857	4,246	5,168
Gross (decreases) increases – tax benefits in prior periods	-	42	(1,368)
Gross increases – tax benefits in the current period	1,389	1,010	874
Lapsing of statutes of limitations	(607)	(441)	(428)
Unrecognized tax benefits, end of year	5,639	4,857	4,246

We expect that these unrecognized tax benefits will increase within the next 12 months, although at this time a reasonable estimate of the possible increase cannot be made. While we believe that we have adequately provided for all tax positions, amounts asserted by taxing authorities could differ from our accrued position.  To the extent that the uncertain tax positions do not materialize, up to $4.1 million of the unrecognized tax benefits would then be recognized and decrease the effective tax rate.

Consistent with our historical financial reporting, we recognize accrued interest and penalties related to unrecognized tax positions in general and administrative expense. As at January 31, 2013 and January 31, 2012, the unrecognized tax positions have resulted in no material liability for estimated interest and penalties.

Descartes and our subsidiaries file their tax returns as prescribed by the tax laws of the jurisdictions within which they operate. We are no longer subject to income tax examinations by tax authorities in our major tax jurisdictions as follows:

Years No Longer Subject to Audit
Tax Jurisdiction
United States Federal	2010 and prior
Canada	2006 and prior
United Kingdom	2010 and prior
Sweden	2008 and prior
Netherlands	2008 and prior
Belgium	2010 and prior

Note 18 - Other Charges	12 Months Ended
Jan. 31, 2013
Other Charges [Text Block]
Note 18 - Other Charges

Other charges are primarily comprised of charges related to certain restructuring initiatives which have been undertaken from time to time under various restructuring plans. Other charges also include acquisition-related costs with respect to completed and prospective acquisitions. Acquisition-related costs primarily include advisory services, brokerage services and administrative costs. In 2011, other charges also included $0.4 million related to the write-off of certain computer software assets, acquired as part of the Porthus acquisition. These assets became redundant during the year ended January 31, 2011 due to the integration of Porthus into our operations.

Other charges included in our consolidated statements of operations are as follows:

	January 31,	January 31,	January 31,
	2013	2012	2011
Acquisition-related costs	1,405	1,599	1,545
Fiscal 2013 restructuring plan	755	-	-
Fiscal 2012 restructuring plan	117	353	-
Restructuring related to fiscal 2012 acquisitions	-	60	-
Fiscal 2011 restructuring plan	-	97	866
Restructuring related to fiscal 2011 acquisitions	-	22	1,011
Fiscal 2010 restructuring plan	87	-	156
Write-off of redundant assets	-	-	417
	2,364	2,131	3,995

Fiscal 2013 Restructuring Plan

In the second quarter of 2013, management approved and began to implement the fiscal 2013 restructuring plan to reduce operating expenses and increase operating margins. To date $0.8 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan has expected remaining workforce costs of $0.1 million to be expensed in 2014.

The following table shows the changes in the restructuring provision for the fiscal 2013 restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	-	-	-
Accruals and adjustments	730	25	755
Cash draw downs	(707)	(25)	(732)
Noncash draw downs and foreign exchange	8	-	8
Balance at January 31, 2013	31	-	31

Fiscal 2012 Restructuring Plan

In the fourth quarter of 2012, management approved and began to implement the fiscal 2012 restructuring plan to reduce operating expenses and increase operating margins. To date $0.5 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan has expected remaining office closure costs of $0.1 million to be expensed in 2014.

The following table shows the changes in the restructuring provision for the fiscal 2012 restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	9	19	28
Accruals and adjustments	16	101	117
Cash draw downs	(25)	(120)	(145)
Noncash draw downs and foreign exchange	-	-	-
Balance at January 31, 2013	-	-	-

Restructuring Related to Fiscal 2012 Acquisitions

During the year ended January 31, 2012, we completed three acquisitions. As these acquisitions were completed, management approved and began to implement a restructuring plan to integrate and streamline operations. To date $0.1 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Fiscal 2011 Restructuring Plan

In the first quarter of 2011, management approved and began to implement the fiscal 2011 restructuring plan to reduce operating expenses and increase operating margins. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Restructuring Related to Fiscal 2011 Acquisitions

During the year ended January 31, 2011, we completed three acquisitions. As these acquisitions were completed, management approved and began to implement a restructuring plan to integrate and streamline operations. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

Fiscal 2010 Restructuring Plan

In the first quarter of 2010, management approved and began to implement the fiscal 2010 restructuring plan to reduce operating expenses and increase operating margins. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with no further expected costs. As at January 31, 2013, no liability remains relating to this restructuring plan.

The following table shows the changes in the restructuring provision for the fiscal 2010 restructuring plan.

	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2012	29	-	-	29
Accruals and adjustments	87	-	-	87
Cash draw downs	(116)	-	-	(116)
Balance at January 31, 2013	-	-	-	-

Note 19 - Segmented Information	12 Months Ended
Jan. 31, 2013
Segment Reporting Disclosure [Text Block]
Note 19 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one business segment providing logistics technology solutions. The following tables provide our segmented revenue information by geographic location of customer and revenue type:

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
United States	60,420	48,602	44,903
Canada	14,212	15,051	12,960
Americas, excluding Canada and United States	1,052	1,196	958
Belgium	15,668	19,319	17,705
EMEA, excluding Belgium	29,286	24,515	19,149
Asia Pacific	6,245	5,307	3,500
	126,883	113,990	99,175

Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
Services	116,822	105,645	93,684
Licenses	10,061	8,345	5,491
	126,883	113,990	99,175

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, including revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides our segmented information by geographic area of operation for our long-lived assets. Long-lived assets represent capital assets, goodwill and intangibles that are attributed to individual geographic segments.

	January 31,	January 31,
	2013	2012
Total long-lived assets
United States	72,510	43,312
Canada	24,249	24,926
Belgium	32,840	36,581
EMEA, excluding Belgium	40,227	19,148
Asia Pacific	4	6
	169,830	123,973

Note 20 - Subsequent Event	12 Months Ended
Jan. 31, 2013
Subsequent Events [Text Block]
Note 20 - Subsequent Event

On March 7, 2013, we entered into a $50.0 million credit agreement with the Bank of Montreal, for a five year term. The credit agreement provides for a $48.0 million revolving facility, to be repaid in equal quarterly installments over a period of five years from the advance date, and a $2.0 million revolving facility, with no fixed repayment date prior to the end of the term. Borrowings under the credit agreement are secured by a first charge over substantially all of our assets. Depending on the type of advance under the available facilities, interest will be charged at a rate of either i) Canada or US prime rate plus 0% to 1.5%; or ii) LIBOR plus 1.5% to 3%. Interest is payable monthly in arrears under both facilities. The credit agreement contains certain customary representations, warranties and guarantees, and covenants. No amounts have been borrowed under the credit agreement as of March 7, 2013.

Accounting Policies, by Policy (Policies)	12 Months Ended
Jan. 31, 2013
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation

The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ended January 31, 2013, is referred to as the “current fiscal year,” “fiscal 2013,” “2013” or using similar words. Our fiscal year, which ended January 31, 2012, is referred to as the “previous fiscal year,” “fiscal 2012,” “2012” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2014” refers to the annual period ending January 31, 2014 and the “fourth quarter of 2014” refers to the quarter ending January 31, 2014.

Certain immaterial reclassifications have been made to the consolidated financial statements and the notes to conform to the current presentation. Specifically, the long-term portion of trade accounts receivable has been presented on a separate line on the balance sheet and other liabilities have been included in the accrued liabilities line on the balance sheet.

Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

Fair value of financial instruments

Financial instruments are comprised of cash and cash equivalents, accounts receivable, long-term receivable, accounts payable, accrued liabilities and income taxes payable. The estimated fair values of these financial instruments are approximate to book values.

Foreign exchange risk

We are exposed to foreign exchange risk because a higher proportion of our revenues are denominated in US dollars relative to expenditures. Accordingly, our results are affected, and may be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro and various other foreign currencies.

Interest rate risk

We are exposed to reductions in interest rates, which could adversely impact expected returns from our investment of corporate funds in interest bearing bank accounts.

Credit risk

We are exposed to credit risk through our invested cash, cash equivalents and accounts receivable. We hold our cash and cash equivalents with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate this risk.

We do not use any type of speculative financial instruments, including but not limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not hold or issue financial instruments for trading purposes.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

We conduct business in a variety of foreign currencies and, as a result, all of our foreign operations are subject to foreign exchange fluctuations. All operations operate in their local currency environment and use their local currency as their functional currency. The functional currency of the parent company is Canadian dollars. Assets and liabilities of foreign operations are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses of foreign operations are translated using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity.

Transactions incurred in currencies other than the functional currency are converted to the functional currency at the transaction date. All foreign currency transaction gains and losses are included in net income. For the year ended January 31, 2013, foreign currency transaction losses of $0.2 million were included in net income (January 31, 2012 - nil; January 31, 2011 - $0.3 million).

Use of Estimates, Policy [Policy Text Block]
Use of estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may be different from the estimates. Estimates and assumptions are used when accounting for items such as allowance for doubtful accounts, allocations of the purchase price and the fair value of net assets acquired in business combination transactions, valuation of inventory, depreciation of capital assets, amortization of intangible assets, assumptions embodied in the valuation of assets for impairment assessment, stock-based compensation, restructuring costs, valuation allowances against deferred tax assets, tax positions and recognition of contingencies.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and cash equivalents Cash and cash equivalents include short-term deposits with original maturities of three months or less.
Allowance For Doubtful Accounts [Policy Text Block]
Allowance for doubtful accounts

We maintain an allowance for doubtful accounts for estimated losses resulting from customers who do not make their required payments. Specifically, we consider the age of the receivables, historical write-offs, the creditworthiness of the customer, and current economic trends among other factors. Accounts receivable are written off, and the associated allowance is eliminated, if it is determined that the specific balance is no longer collectible.

Inventory, Policy [Policy Text Block]
Inventory

Finished goods inventories are stated at the lower of cost and market value. Market value is the current replacement cost of the inventory. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no longer able to sell inventories above cost or at all, we write down inventory to net realizable value or excess inventory is written off.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]
Impairment of long-lived assets

We account for the impairment and disposition of long-lived assets in accordance with Accounting Standard Codification (“ASC”) Section 360-10-35 “Property, Plant, and Equipment: Overall: Subsequent Measurement” (“ASC Section 360-10-35”). We test long-lived assets, such as capital assets and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may be an impairment. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such assets is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and intangible assets

We account for goodwill in accordance with ASC Topic 350, “Intangibles – Goodwill and Other” (“ASC Topic 350”). When we acquire a business, we determine the fair value of the net tangible and intangible (other than goodwill) assets acquired and compare the total amount to the amount that we paid for the assets. Any excess of the amount paid over the fair value of those net assets is considered to be goodwill. We test for impairment at least annually at October 31st of each year and at any other time if any event occurs or circumstances change that would more likely than not reduce our enterprise value below our carrying amount. Any excess of carrying value over fair value is charged to income in the period in which impairment is determined. Our annual goodwill impairment testing on October 31, 2012 indicated no evidence that goodwill impairment had occurred as of that date. We will perform further quarterly analysis of whether any event has occurred that would more likely than not reduce our enterprise value below our carrying amounts and, if so, we will perform a goodwill impairment test between the annual dates. Any future impairment adjustment will be recognized as an expense in the period that the adjustment is identified.

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible assets with a finite life to fair value when the related undiscounted cash flows are not expected to allow for recovery of the carrying value. Fair value of intangibles is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships                           Straight-line over four to twenty years

Non-compete covenants                                                     Straight-line over two to seven years

Existing technologies                                                           Straight-line over three to ten years

Trade names                                                                          Straight-line over one to fifteen years

Property, Plant and Equipment, Policy [Policy Text Block]
Capital assets

Capital assets are recorded at cost. Depreciation of our capital assets is generally recorded at the following rates:

Computer equipment and software                                    30% declining balance

Furniture and fixtures                                                           20% declining balance

Leasehold improvements                                                    Straight-line over lesser of useful life or term of lease

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

We follow the accounting guidelines and recommendations contained in ASC Subtopic 985-605, “Software: Revenue Recognition” (“ASC Subtopic 985-605”) and ASC Topic 605, “Revenue Recognition” (“ASC Topic 605”).

We recognize revenue when it is realized or realizable and earned. We consider revenue realized or realizable and earned when there exists persuasive evidence of an arrangement, the product has been delivered or the services have been provided to the customer, the sales price is fixed or determinable and collectibility is reasonably assured. In addition to this general policy, the specific revenue recognition policies for each major category of revenue are included below.

Services Revenues - Services revenues are principally composed of the following: (i) ongoing transactional fees for use of our services and products by our customers, which are recognized as the transactions occur; (ii) professional services revenues from consulting, implementation and training services related to our services and products, which are recognized as the services are performed; (iii) maintenance, subscription and other related revenues, including revenues associated with maintenance and support of our services and products, which are recognized ratably over the subscription period; and (iv) hardware revenues, which are recognized upon delivery of goods.

License Revenues - License revenues derive from licenses granted to our customers to use our software products, and are recognized in accordance with ASC Subtopic 985-605.

We enter into arrangements from time to time that may consist of multiple deliverables which may include any combination of services, hardware and software licenses. Our typical multiple-element arrangements involve: (i) software with maintenance support services, (ii) professional services with one time set-up fees and (iii) hardware with services. For any arrangements involving multiple deliverables involving non software elements (hardware, one time set-up fees, professional services, subscription, etc.) the consideration from the arrangement is allocated to each respective element based on its relative selling price, using vendor-specific objective evidence (“VSOE”) of selling price. In instances when we are unable to establish the selling price using VSOE, we attempt to establish selling price of each element based on acceptable third party evidence of selling price (“TPE”); however we are generally unable to reliably determine the selling price of similar competitor products or services on a stand-alone basis. In these instances, we use our best estimate of selling price (“BESP”) in our allocation of the arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service was sold on a stand-alone basis.  We determine BESP for each specific element in a multiple element arrangement considering multiple factors including, but not limited to, market conditions, competitive landscape, internal costs, gross margin objectives and pricing practices.

For arrangements involving multiple deliverables of software with maintenance support services, the revenue is recognized based on ASC Subtopic 985-605.  If we are unable to determine VSOE of fair value for all of the deliverables of the arrangement, but are able to obtain VSOE of fair value for all the undelivered elements, revenue is allocated using the residual method. Under the residual method, the amount of revenue allocated to the delivered elements equals the total arrangement consideration less the aggregate fair value of any undelivered elements. If VSOE of fair value of any undelivered software items does not exist, revenue from the entire arrangement is initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE of fair value did not exist; or (ii) when VSOE of fair value can be established.

We evaluate the collectibility of our trade receivables based upon a combination of factors on a periodic basis. When we become aware of a specific customer’s inability to meet its financial obligations to us (such as in the case of bankruptcy filings or material deterioration in the customer’s operating results or financial position, payment experiences and existence of credit risk insurance for certain customers), we record a specific bad debt provision to reduce the customer’s related trade receivable to its estimated net realizable value. If circumstances related to specific customers change, the estimate of the recoverability of trade receivables could be further adjusted.

Research, Development, and Computer Software, Policy [Policy Text Block]
Research and development costs

We incur costs related to research and development of our software products. To date, we have not capitalized any development costs under ASC Subtopic 985-20, “Software: Costs of Software to Be Sold, Leased, or Marketed” (“ASC Subtopic 985-20”). Costs incurred between the time of establishment of a working model and the point where products are marketed are expensed as they are insignificant.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based compensation

We account for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC Topic 718”). Accordingly, the fair value of employee stock-based compensation that is ultimately expected to vest is amortized to expense in our consolidated statement of operations based on the straight-line attribution method.

The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Performance share units (“PSUs”) are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of PSUs at the time of the grant. The expected PSU life is based on the historical life of our stock options and other factors.

Income Tax, Policy [Policy Text Block]
Income taxes

We account for income taxes in accordance with ASC Topic 740, “Income Taxes” (“ASC Topic 740”). ASC Topic 740 requires the determination of deferred tax assets and liabilities based on the differences between the financial statement and income tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of a deferred tax asset is adjusted by a valuation allowance, if necessary, to recognize tax benefits only to the extent that, based on available evidence, it is more likely than not that they will be realized. In determining the valuation allowance, we consider factors by taxing jurisdiction, including our estimated taxable income, our history of losses for tax purposes, our tax planning strategies and the likelihood of success of our tax filing positions, among others. A change to any of these factors could impact the estimated valuation allowance and income tax expense.

We apply ASC Subtopic 740-10 “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“ASC Subtopic 740”) which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Subtopic 740 also provides accounting guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Earnings Per Share, Policy [Policy Text Block]
Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently adopted accounting pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 amends the wording used to describe many of the requirements in US GAAP for measuring fair value and for disclosing information about fair value measures. ASU 2011-04 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity and requires the presentation of the statement of income and other comprehensive income consecutively. ASU 2011-05 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment is reflected in the separate statement of comprehensive income in our consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 amends certain pending paragraphs in Update 2011-05 to allow the FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in Update 2011-05 are not affected by this update. ASU 2011-12 is effective for condensed and annual periods beginning after December 15, 2011, which is our fiscal year beginning February 1, 2012. The adoption of this amendment has not had a material impact on our results of operations or disclosures.

Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Customer agreements and relationships	51,820	40,851
Non-compete covenants	1,867	1,607
Existing technology	66,296	38,012
Trade names	4,164	4,115
	124,147	84,585
Accumulated amortization
Customer agreements and relationships	25,936	20,532
Non-compete covenants	1,235	1,052
Existing technology	22,402	13,380
Trade names	3,277	2,940
	52,850	37,904
	71,297	46,681

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31,
2011

Revenues	102,519
Net income	12,230
Earnings per share
Basic	0.20
Diluted	0.19

2013 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred tax liability	(3,112)	-	(565)	(3,677)
Net tangible assets (liabilities) assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Exentra	IES	Infodis
Customer agreements and relationships	12 years	10 years	6 years
Non-compete covenants	N/A	5 years	N/A
Existing technology	10 years	8 years	5 years

2012 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Deferred tax asset	715	4	2,344	3,063
Capital assets	29	87	381	497
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible (liabilities) assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships	4 years	7 years	6 years
Non-compete covenants	5 years	7 years	6 years
Existing technology	4 years	5 years	n/a
Trade names	2 years	2 years	n/a

2011 [Member]
Schedule of Purchase Price Allocation [Table Text Block]
	Routing International	Imanet	Porthus	Total
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	4,339	5,973	39,137	49,449
Net working capital adjustments	(491)	(216)	-	(707)
	3,848	5,757	39,137	48,742
Allocated to:
Current assets	1,686	797	14,108	16,591
Current deferred tax asset	136	-	755	891
Investment in affiliate	-	-	544	544
Capital assets	62	161	1,813	2,036
Current liabilities	(719)	(471)	(7,582)	(8,772)
Deferred revenue	(956)	(245)	(1,838)	(3,039)
Deferred income tax liability	(536)	(1,115)	(6,496)	(8,147)
Other long term liabilities	(137)	(70)	(241)	(448)
Net tangible assets (liabilities) assumed	(464)	(943)	1,063	(344)
Finite life intangible assets acquired:
Customer agreements and relationships	592	2,198	10,838	13,628
Existing technology	1,168	1,984	12,053	15,205
Non-compete covenants	-	196	281	477
Trade names	-	109	822	931
Goodwill	2,552	2,213	15,878	20,643
Non-controlling interest	-	-	(1,798)	(1,798)
	3,848	5,757	39,137	48,742

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Routing International	Imanet	Porthus
Customer agreements and relationships	5 years	8 years	7 years
Non-compete covenants	n/a	5 years	5 years
Existing technology	4 years	4 years	5 years
Trade names	n/a	3 years	2 years

Note 4 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Cash and Cash Equivalents [Table Text Block]
	January 31,	January 31,
	2013	2012
Cash and cash equivalents
Cash on deposit with banks	37,638	65,547
Total cash and cash equivalents	37,638	65,547

Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31,	January 31,
	2013	2012
Trade receivables	21,602	17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	20,491	16,858

Note 6 - Inventory (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Inventory, Current [Table Text Block]
	January 31,	January 31,
	2013	2012
Finished goods	812	413
	812	413

Note 8 - Capital Assets (Tables)	12 Months Ended
Jan. 31, 2013
Property, Plant and Equipment [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Computer equipment and software	29,592	25,746
Furniture and fixtures	1,538	1,947
Leasehold improvements	1,140	3,086
Assets under construction	95	2,637
	32,365	33,416
Accumulated amortization
Computer equipment and software	20,118	19,851
Furniture and fixtures	1,153	1,700
Leasehold improvements	858	2,578
	22,129	24,129
	10,236	9,287

Note 9 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Goodwill [Table Text Block]
	January 31,	January 31,
	2013	2012
Balance, beginning of year	68,005	56,742
Acquisition of subsidiaries
Infodis	1,339	-
IES	11,823	-
Exentra	6,231	-
Telargo	-	4,322
InterCommIT	-	5,370
GeoMicro	-	1,699
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Balance, end of year	88,297	68,005

Note 10 - Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	January 31,	January 31,
	2013	2012
Cost
Customer agreements and relationships	51,820	40,851
Non-compete covenants	1,867	1,607
Existing technology	66,296	38,012
Trade names	4,164	4,115
	124,147	84,585
Accumulated amortization
Customer agreements and relationships	25,936	20,532
Non-compete covenants	1,235	1,052
Existing technology	22,402	13,380
Trade names	3,277	2,940
	52,850	37,904
	71,297	46,681

Note 11 - Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Accrued Liabilities [Table Text Block]
	January 31,	January 31,
	2013	2012
Accrued compensation and benefits	6,989	6,284
Accrued professional fees	1,063	1,233
Amounts payable to former shareholders of prior acquisitions	-	390
Accrued purchase price consideration and other acquisition-related costs	237	792
Other accrued liabilities	4,084	3,716
	12,373	12,415

Note 12 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2013
Minimum Obligations Under Operating And Capital Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2014	3,706	64	3,770
2015	2,967	32	2,999
2016	2,274	-	2,274
2017	1,129	-	1,129
2018	572	-	572
Thereafter	614	-	614
	11,262	96	11,358

Note 13 - Share Capital (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
(thousands of shares)	2013	2012	2011
Balance, beginning of year	62,433	61,742	61,411
Shares issued:
Stock options exercised	163	691	331
Stock options settled for shares (Note 15)	58	-	-
Balance, end of year	62,654	62,433	61,742

Note 14 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2013	January 31, 2012	January 31, 2011

Net income for purposes of calculating basic and diluted earnings per share	15,996	12,026	11,539
(number of shares in thousands)
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25	-	-
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic	0.26	0.19	0.19
Diluted	0.25	0.19	0.18

Note 15 - Stock-Based Compensation Plans (Tables)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012 Performance Share Units [Member]	Jan. 31, 2012 Restricted Share Units [Member]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Cost of revenues	56	110	73
Sales and marketing	412	251	229
Research and development	44	308	130
General and administrative	766	544	644
Effect on net income	1,278	1,213	1,076

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2013		January 31, 2012		January 31, 2011
	Weighted-Average	Range	Weighted-Average	Range	Weighted-Average	Range
Expected dividend yield (%)	-	-	-	-	-	-
Expected volatility (%)	33.2	N/A	33.6	N/A	37.3	34.6 to 37.9
Risk-free rate (%)	1.2	N/A	2.4	N/A	2.5	1.8 to 2.6
Expected option life (years)	5	N/A	5	N/A	5	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	2,987,251	$3.97
Granted	40,000	$8.97
Exercised	(163,050)	$4.29
Settled for Cash/ Shares	(340,840)	$2.59
Forfeited	(13,200)	$5.72
Balance at January 31, 2013	2,510,161	$4.35	2.4	12.8

Vested or expected to vest at January 31, 2013	2,441,011	$4.32	2.4	12.6

Exercisable at January 31, 2013	2,114,258	$4.04	2.0	11.5

	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	139,071	$11.90
Balance at January 31, 2013	139,071	$11.90	9.0	1.3

Vested or expected to vest at January 31, 2013	139,071	$11.90	9.0	1.3

Exercisable at January 31, 2013	-	-	-	-

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2012	-	-	-	-
Granted	119,799	$8.80
Balance at January 31, 2013	119,799	$8.80	9.0	1.1

Vested or expected to vest at January 31, 2013	119,799	$8.80	9.0	1.1

Exercisable at January 31, 2013	39,933	$8.80	9.0	0.4

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$3.15 – $3.89	$3.39	1,254,531	2.4	$3.39	1,169,522
$4.20 – $4.43	$3.94	521,650	0.7	$3.94	521,650
$4.69 – $6.54	$5.81	686,480	3.3	$5.44	420,086
$7.23 – $9.01	$8.73	47,500	6.2	$7.23	3,000
	$4.35	2,510,161	2.4	$4.04	2,114,258

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2012	682,538	$1.89
Granted	40,000	$2.73
Vested	(317,935)	$1.70
Forfeited	(8,700)	$6.17
Balance at January 31, 2013	395,903	$2.08

Schedule Of Deferred Share Unit Plan Activity [Table Text Block]
Number of DSUs Outstanding
Balance at January 31, 2012	84,060
Granted	18,761
Balance at January 31, 2013	102,821

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2012	385,640
Granted	65,441
Vested and settled in cash	(209,592)
Balance at January 31, 2013	241,489	1.4

Vested at January 31, 2013	11,058	-

Unvested at January 31, 2013	230,431	1.4

Note 17 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011

Canada	14,908	17,225	5,045
United States	1,529	87	5,380
Other countries	784	(1,922)	(2,492)
	17,221	15,390	7,933

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Current income tax expense (recovery)
Canada	478	605	487
United States	446	295	311
Other countries	1,154	538	(521)
	2,078	1,438	277
Deferred income tax expense (recovery)
Canada	5,177	4,230	(3,245)
United States	(833)	(2,515)	4,831
Other countries	(5,197)	211	(5,469)
	(853)	1,926	(3,883)
	1,225	3,364	(3,606)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2013	2012
Assets
Accruals not currently deductible	4,355	3,538
Accumulated net operating losses	36,194	48,027
Corporate minimum taxes	1,391	1,312
Difference between tax and accounting basis of capital assets	12,716	13,099
Writedown of assets not currently deductible	1,119	1,053
Research and development and other tax credits and expenses	5,266	4,659
Other timing differences	419	860
Total deferred income tax assets	61,460	72,548
Liabilities
Difference between tax and accounting basis of intangible assets	(7,968)	(3,410)
Uncertain tax positions incurred in loss years	(915)	(1,230)
Total deferred income tax liabilities	(8,883)	(4,640)
Net deferred income taxes	52,577	67,908
Valuation allowance	(21,274)	(33,963)
Net deferred income taxes, net of valuation allowance	31,303	33,945

Deferred income tax assets – current	12,978	12,420
Deferred income tax assets – non-current	23,945	31,279
Deferred income tax liabilities – non-current	(5,620)	(9,754)
Net deferred income taxes, net of valuation allowance	31,303	33,945

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Combined basic Canadian statutory rates	26.5%	28.1%	30.7%

Income tax expense based on the above rates	4,564	4,325	2,436
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	182	586	(2,198)
Effect of differences between Canadian and foreign tax rates	165	(275)	695
Effect of rate reductions on current year timing differences	(156)	(228)	659
Prior year adjustments and change in estimates	(503)	(1,242)	(59)
Increases (decreases) in tax reserves	565	734	(149)
Valuation allowance	(4,070)	(864)	(5,241)
Other	478	328	251
Income tax expense (recovery)	1,225	3,364	(3,606)

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2014			3,576	490	4,066
2015				614	614
2016			800	364	1,164
2017				1,252	1,252
2018		2,341	798	25	3,164
Thereafter	9,972	22,974	81,488	10,626	125,060
	9,972	25,315	86,662	13,371	135,320

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31,	January 31,	January 31,
	2013	2012	2011
Unrecognized tax benefits, beginning of year	4,857	4,246	5,168
Gross (decreases) increases – tax benefits in prior periods	-	42	(1,368)
Gross increases – tax benefits in the current period	1,389	1,010	874
Lapsing of statutes of limitations	(607)	(441)	(428)
Unrecognized tax benefits, end of year	5,639	4,857	4,246

Note 18 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	January 31,	January 31,	January 31,
	2013	2012	2011
Acquisition-related costs	1,405	1,599	1,545
Fiscal 2013 restructuring plan	755	-	-
Fiscal 2012 restructuring plan	117	353	-
Restructuring related to fiscal 2012 acquisitions	-	60	-
Fiscal 2011 restructuring plan	-	97	866
Restructuring related to fiscal 2011 acquisitions	-	22	1,011
Fiscal 2010 restructuring plan	87	-	156
Write-off of redundant assets	-	-	417
	2,364	2,131	3,995

2013 Restructuring Plan [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	-	-	-
Accruals and adjustments	730	25	755
Cash draw downs	(707)	(25)	(732)
Noncash draw downs and foreign exchange	8	-	8
Balance at January 31, 2013	31	-	31

2012 Restructuring Plans [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2012	9	19	28
Accruals and adjustments	16	101	117
Cash draw downs	(25)	(120)	(145)
Noncash draw downs and foreign exchange	-	-	-
Balance at January 31, 2013	-	-	-

2010 Restructuring Plans [Member]
Schedule of Restructuring and Related Costs [Table Text Block]
	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2012	29	-	-	29
Accruals and adjustments	87	-	-	87
Cash draw downs	(116)	-	-	(116)
Balance at January 31, 2013	-	-	-	-

Note 19 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
United States	60,420	48,602	44,903
Canada	14,212	15,051	12,960
Americas, excluding Canada and United States	1,052	1,196	958
Belgium	15,668	19,319	17,705
EMEA, excluding Belgium	29,286	24,515	19,149
Asia Pacific	6,245	5,307	3,500
	126,883	113,990	99,175

Revenue from External Customers by Products and Services [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
Services	116,822	105,645	93,684
Licenses	10,061	8,345	5,491
	126,883	113,990	99,175

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31,	January 31,
	2013	2012
Total long-lived assets
United States	72,510	43,312
Canada	24,249	24,926
Belgium	32,840	36,581
EMEA, excluding Belgium	40,227	19,148
Asia Pacific	4	6
	169,830	123,973

Note 2 - Significant Accounting Policies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2011
Foreign Currency Transaction Gain (Loss), before Tax (in Dollars)	$ (0.2)	$ (0.3)
Computer Equipment [Member]
Property, Plant and Equipment, Depreciation Methods	30%
Furniture and Fixtures [Member]
Property, Plant and Equipment, Depreciation Methods	20%
Leasehold Improvements [Member]
Property, Plant and Equipment, Depreciation Methods	Straight-line over lesser of useful life or term of lease
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	7 years
Minimum [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	15 years

Note 3 - Acquisitions (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 2000 Warrant Plan [Member] April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 2001 Warrant Plan [Member] April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 March 19, 2010 [Member] Zemblaz NV [Member] USD ($)	Jan. 31, 2011 March 19, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 April 16, 2010 [Member] Zemblaz NV [Member] USD ($)	Jan. 31, 2013 Exentra Transport Solutions Limited [Member] USD ($)	Jan. 31, 2013 Integrated Export Systems [Member] USD ($)	Jan. 31, 2013 Infodis B.V. [Member] USD ($)	Jan. 31, 2012 GeoMicro, Inc. [Member] USD ($)	Jan. 31, 2012 InterCommIT BV [Member] USD ($)	Jan. 31, 2012 Telargo Inc [Member] USD ($)	Jan. 31, 2011 Routing International NV [Member] USD ($)	Jan. 31, 2011 882976 Ontario Inc [Member] USD ($)	Jan. 31, 2011 Zemblaz NV [Member] USD ($)
Business Acquisition, Cost of Acquired Entity, Purchase Price							$ 39,100,000		$ 1,800,000	$ 16,600,000	$ 33,900,000	$ 3,700,000	$ 2,700,000	$ 13,600,000	$ 9,300,000	$ 3,900,000	$ 5,800,000
Business Combination, Acquisition Related Costs	1,405,000	1,599,000	1,545,000				1,100,000			300,000	300,000	400,000	100,000	600,000	500,000	200,000	100,000
Business Combination, Acquired Receivables, Gross Contractual Amount							6,900,000			800,000	800,000	700,000	200,000	1,200,000	2,300,000	1,400,000	600,000
Business Combination, Acquired Receivables, Fair Value							6,600,000			800,000	600,000	700,000	200,000	1,200,000	1,100,000	1,000,000	400,000
Business Combination, Acquired Receivables, Estimated Uncollectible							300,000				200,000				1,200,000	400,000	200,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							19,100,000			800,000	6,400,000	2,200,000	400,000	1,500,000	2,400,000	1,800,000	2,500,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							3,900,000			(100,000)	2,000,000	200,000	400,000	(100,000)	(1,300,000)	200,000	500,000
	54,155,000	21,281,000	49,449,000							16,559,000	33,909,000	3,687,000	2,674,000	13,605,000	5,002,000	4,339,000	5,973,000	39,137,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred															4,300,000
Business Combination, Pro Forma Information, Amortization of Acquiree since Acquisition Date, Actual							$ 3,900,000									$ 300,000	$ 700,000
Business Acquisition, Percentage of Voting Interests Acquired							96.17%		3.83%
Business Acquisition, Share Price (in Euro per share)						€ 12.5		€ 12.5
Business Acquisition, Outstanding Warrants Purchase Price (in Euro per share)				€ 12.33	€ 20.76

Note 3 - Acquisitions (Detail) - Preliminary purchase price allocations for businesses acquired during fiscal 2013 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	2,481	3,109	16,591
Capital assets	310	497	2,036
Deferred tax assets	22	3,063	891
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred tax liability	(3,677)	(6,121)	(8,147)
Net tangible assets (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
	54,142	20,410	48,742
Exentra Transport Solutions Limited [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	2,621
Exentra Transport Solutions Limited [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	10,827
Exentra Transport Solutions Limited [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559
Net working capital adjustments	(27)
	16,532
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883
Capital assets	116
Current liabilities	(1,008)
Deferred revenue	(26)
Deferred tax liability	(3,112)
Net tangible assets (liabilities) assumed	(3,147)
Goodwill	6,231
	16,532
Integrated Export Systems [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	6,941
Integrated Export Systems [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	15,236
Integrated Export Systems [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239
Integrated Export Systems [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	33,909
Net working capital adjustments	12
	33,921
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	767
Current liabilities	(184)
Deferred revenue	(901)
Net tangible assets (liabilities) assumed	(318)
Goodwill	11,823
	33,921
Infodis B.V. [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	834
Infodis B.V. [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	1,420
Infodis B.V. [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	3,687
Net working capital adjustments	2
	3,689
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	831
Capital assets	194
Deferred tax assets	22
Current liabilities	(386)
Deferred tax liability	(565)
Net tangible assets (liabilities) assumed	96
Goodwill	1,339
	3,689
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	$ 239	$ 283	$ 477

Note 3 - Acquisitions (Detail) - Preliminary purchase price allocations for businesses acquired during fiscal 2013 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Exentra Transport Solutions Limited [Member]
Cash acquired related to acquisitions	$ 663
Integrated Export Systems [Member]
Cash acquired related to acquisitions
Infodis B.V. [Member]
Cash acquired related to acquisitions	$ 375

Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2013
Exentra Transport Solutions Limited [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	12 years
Exentra Transport Solutions Limited [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	10 years
Integrated Export Systems [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	10 years
Integrated Export Systems [Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired	5 years
Integrated Export Systems [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	8 years
Infodis B.V. [Member] | Customer Relationships [Member]
Finite life intangible assets acquired	6 years
Infodis B.V. [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired	5 years

Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2012 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets	2,481	3,109	16,591
Deferred tax asset	22	3,063	891
Capital assets	310	497	2,036
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred income tax liability	(3,677)	(6,121)	(8,147)
Other long term liabilities		(4,506)	(448)
Net tangible (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
	54,142	20,410	48,742
GeoMicro, Inc. [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		364
GeoMicro, Inc. [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		1,746
GeoMicro, Inc. [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired		90
GeoMicro, Inc. [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		51
GeoMicro, Inc. [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		2,674
Net working capital adjustments		(4)
		2,670
Allocated to:
Current assets		194
Deferred tax asset		715
Capital assets		29
Current liabilities		(672)
Deferred revenue		(559)
Deferred income tax liability		(987)
Net tangible (liabilities) assumed		(1,280)
Goodwill		1,699
		2,670
InterCommIT BV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		2,367
InterCommIT BV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		7,806
InterCommIT BV [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired		193
InterCommIT BV [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		273
InterCommIT BV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		13,605
Net working capital adjustments		(38)
		13,567
Allocated to:
Current assets		1,309
Deferred tax asset		4
Capital assets		87
Current liabilities		(510)
Deferred revenue		(410)
Deferred income tax liability		(2,693)
Other long term liabilities		(229)
Net tangible (liabilities) assumed		(2,442)
Goodwill		5,370
		13,567
Telargo Inc [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired		427
Telargo Inc [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired		5,749
Telargo Inc [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)		5,002
Net working capital adjustments		(829)
		4,173
Allocated to:
Current assets		1,606
Deferred tax asset		2,344
Capital assets		381
Current liabilities		(3,045)
Deferred revenue		(893)
Deferred income tax liability		(2,441)
Other long term liabilities		(4,277)
Net tangible (liabilities) assumed		(6,325)
Goodwill		4,322
		4,173
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239	283	477
Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		$ 324	$ 931

Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2012 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2012
GeoMicro, Inc. [Member]
Cash acquired related to acquisition	$ 152
InterCommIT BV [Member]
Cash acquired related to acquisition	829
Telargo Inc [Member]
Cash acquired related to acquisition	$ 201

Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2012
GeoMicro, Inc. [Member] | Customer Relationships [Member]
Acquired intangible assets	4 years
GeoMicro, Inc. [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
GeoMicro, Inc. [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
GeoMicro, Inc. [Member] | Trade Names [Member]
Acquired intangible assets	2 years
InterCommIT BV [Member] | Customer Relationships [Member]
Acquired intangible assets	7 years
InterCommIT BV [Member] | Noncompete Agreements [Member]
Acquired intangible assets	7 years
InterCommIT BV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	5 years
InterCommIT BV [Member] | Trade Names [Member]
Acquired intangible assets	2 years
Telargo Inc [Member] | Customer Relationships [Member]
Acquired intangible assets	6 years
Telargo Inc [Member] | Noncompete Agreements [Member]
Acquired intangible assets	6 years

Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2011 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets	2,481	3,109	16,591
Current deferred tax asset	22	3,063	891
Investment in affiliate			544
Capital assets	310	497	2,036
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred income tax liability	(3,677)	(6,121)	(8,147)
Other long term liabilities		(4,506)	(448)
Net tangible assets (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
Non-controlling interest			(1,798)
	54,142	20,410	48,742
Routing International NV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			592
Routing International NV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			1,168
Routing International NV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			4,339
Net working capital adjustments			(491)
			3,848
Allocated to:
Current assets			1,686
Current deferred tax asset			136
Capital assets			62
Current liabilities			(719)
Deferred revenue			(956)
Deferred income tax liability			(536)
Other long term liabilities			(137)
Net tangible assets (liabilities) assumed			(464)
Goodwill			2,552
			3,848
882976 Ontario Inc [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			2,198
882976 Ontario Inc [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			1,984
882976 Ontario Inc [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired			196
882976 Ontario Inc [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired			109
882976 Ontario Inc [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			5,973
Net working capital adjustments			(216)
			5,757
Allocated to:
Current assets			797
Capital assets			161
Current liabilities			(471)
Deferred revenue			(245)
Deferred income tax liability			(1,115)
Other long term liabilities			(70)
Net tangible assets (liabilities) assumed			(943)
Goodwill			2,213
			5,757
Zemblaz NV [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired			10,838
Zemblaz NV [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired			12,053
Zemblaz NV [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired			281
Zemblaz NV [Member] | Trade Names [Member]
Allocated to:
Finite life intangible assets acquired			822
Zemblaz NV [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Porthus ($6,282), Imanet ($146) and Routing International ($567)			39,137
			39,137
Allocated to:
Current assets			14,108
Current deferred tax asset			755
Investment in affiliate			544
Capital assets			1,813
Current liabilities			(7,582)
Deferred revenue			(1,838)
Deferred income tax liability			(6,496)
Other long term liabilities			(241)
Net tangible assets (liabilities) assumed			1,063
Goodwill			15,878
Non-controlling interest			(1,798)
			39,137
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239	283	477
Trade Names [Member]
Allocated to:
Finite life intangible assets acquired		$ 324	$ 931

Note 3 - Acquisitions (Detail) - Final purchase price allocations for businesses acquired during fiscal 2011 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Routing International NV [Member]
Cash acquired related to acquisitions	$ 567
882976 Ontario Inc [Member]
Cash acquired related to acquisitions	146
Zemblaz NV [Member]
Cash acquired related to acquisitions	$ 6,282

Note 3 - Acquisitions (Detail) - Acquired intangible assets estimated useful lives	12 Months Ended
Jan. 31, 2011
Routing International NV [Member] | Customer Relationships [Member]
Acquired intangible assets	5 years
Routing International NV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
882976 Ontario Inc [Member] | Customer Relationships [Member]
Acquired intangible assets	8 years
882976 Ontario Inc [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
882976 Ontario Inc [Member] | Developed Technology Rights [Member]
Acquired intangible assets	4 years
882976 Ontario Inc [Member] | Trade Names [Member]
Acquired intangible assets	3 years
Zemblaz NV [Member] | Customer Relationships [Member]
Acquired intangible assets	7 years
Zemblaz NV [Member] | Noncompete Agreements [Member]
Acquired intangible assets	5 years
Zemblaz NV [Member] | Developed Technology Rights [Member]
Acquired intangible assets	5 years
Zemblaz NV [Member] | Trade Names [Member]
Acquired intangible assets	2 years

Note 3 - Acquisitions (Detail) - Pro forma results of operations (Zemblaz NV [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2011
Zemblaz NV [Member]
Revenues (in Dollars)	$ 102,519
Net income (in Dollars)	$ 12,230
Earnings per share
Basic	$ 0.2
Diluted	$ 0.19

Note 4 - Cash and Cash Equivalents (Detail) In Millions, unless otherwise specified	Mar. 07, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 EUR (€)	Jan. 31, 2012 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 50			$ 3
Letters of Credit Outstanding, Amount		$ 0.2	€ 0.1	$ 0.1

Note 4 - Cash and Cash Equivalents (Detail) - Cash and Cash Equivalents (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Cash and cash equivalents
Cash on deposit with banks	$ 37,638	$ 65,547
Total cash and cash equivalents	$ 37,638	$ 65,547	$ 69,644	$ 89,554

Note 5 - Trade Receivables (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 149,000	$ 296,000
Provision for Doubtful Accounts	300,000	300,000	500,000
Not Expected To Be Collectable Within The Next Year [Member]
Notes, Loans and Financing Receivable, Net, Noncurrent	$ 200,000	$ 300,000

Note 5 - Trade Receivables (Detail) - Trade Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Trade receivables	$ 21,602	$ 17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	$ 20,491	$ 16,858

Note 6 - Inventory (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Inventory Valuation Reserves	$ 0	$ 0

Note 6 - Inventory (Detail) - Inventory (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Finished goods	$ 812	$ 413
	$ 812	$ 413

Note 7 - Investment in Affiliate (Detail) (USD $)	12 Months Ended
Jan. 31, 2011
Equity Method Investment, Ownership Percentage	44.40%
Income (Loss) from Equity Method Investments	$ (19,000)
Equity Method Investment, Net Sales Proceeds	487,000
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 20,000

Note 8 - Capital Assets (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Capital Leased Assets, Gross	$ 200,000	$ 300,000
Capital Leases, Income Statement, Amortization Expense	100,000	100,000	100,000
Asset Impairment Charges			$ 417,000

Note 8 - Capital Assets (Detail) - Capital Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Capital Assets, Cost	$ 32,365	$ 33,416
Capital Assets, Accumulated amortization	22,129	24,129
	10,236	9,287
Computer Equipment [Member]
Capital Assets, Cost	29,592	25,746
Capital Assets, Accumulated amortization	20,118	19,851
Furniture and Fixtures [Member]
Capital Assets, Cost	1,538	1,947
Capital Assets, Accumulated amortization	1,153	1,700
Leasehold Improvements [Member]
Capital Assets, Cost	1,140	3,086
Capital Assets, Accumulated amortization	858	2,578
Asset under Construction [Member]
Capital Assets, Cost	$ 95	$ 2,637

Note 9 - Goodwill (Detail) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Payments for Previous Acquisition	$ 590,000
Global Freight Exchange Limited [Member]
Goodwill, Purchase Accounting Adjustments		800,000
Payments for Previous Acquisition	$ 600,000

Note 9 - Goodwill (Detail) - Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Balance, beginning of year	$ 68,005	$ 56,742
Balance, end of year	88,297	68,005
Acquisition of subsidiaries
Adjustments on account of foreign exchange and prior acquisitions	899	(128)
Infodis B.V. [Member]
Acquisition of subsidiaries
Business acquisition	1,339
Integrated Export Systems [Member]
Acquisition of subsidiaries
Business acquisition	11,823
Exentra Transport Solutions Limited [Member]
Acquisition of subsidiaries
Business acquisition	6,231
Telargo Inc [Member]
Acquisition of subsidiaries
Business acquisition		4,322
InterCommIT BV [Member]
Acquisition of subsidiaries
Business acquisition		5,370
GeoMicro, Inc. [Member]
Acquisition of subsidiaries
Business acquisition		$ 1,699

Note 10 - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Finite-Lived Intangible Assets, Net	$ 71.3
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	16.2
Finite-Lived Intangible Assets, Amortization Expense, Year Two	14
Finite-Lived Intangible Assets, Amortization Expense, Year Three	11.4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	9.7
Finite-Lived Intangible Assets, Amortization Expense, Year Five	5.7
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 14.3

Note 10 - Intangible Assets (Detail) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Cost	$ 124,147	$ 84,585
Accumulated amortization	52,850	37,904
	71,297	46,681
Customer Relationships [Member]
Cost	51,820	40,851
Accumulated amortization	25,936	20,532
Noncompete Agreements [Member]
Cost	1,867	1,607
Accumulated amortization	1,235	1,052
Developed Technology Rights [Member]
Cost	66,296	38,012
Accumulated amortization	22,402	13,380
Trade Names [Member]
Cost	4,164	4,115
Accumulated amortization	$ 3,277	$ 2,940

Note 11 - Accrued Liabilities (Detail) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Accrued compensation and benefits	$ 6,989	$ 6,284
Accrued professional fees	1,063	1,233
Amounts payable to former shareholders of prior acquisitions		390
Accrued purchase price consideration and other acquisition-related costs	237	792
Other accrued liabilities	4,084	3,716
	$ 12,373	$ 12,415

Note 12 - Commitments, Contingencies and Guarantees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Operating Leases, Rent Expense	$ 3.7	$ 3.6	$ 3.1
Restricted Stock Units (RSUs) [Member]
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1.3

Note 12 - Commitments, Contingencies and Guarantees (Detail) - Operating and capital lease obligations (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
2014	$ 3,706
2014	64
2014	3,770
2015	2,967
2015	32
2015	2,999
2016	2,274
2016	2,274
2017	1,129
2017	1,129
2018	572
2018	572
Thereafter	614
Thereafter	614
11,262
96
$ 11,358

Note 13 - Share Capital (Detail) - Common Shares Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Balance, beginning of year	62,432,727	61,742,000	61,411,000
Stock options exercised	163,050	691,000	331,000
Stock options settled for shares (Note 15) (in Dollars)	$ 58
Balance, end of year	62,654,284	62,432,727	61,742,000

Note 14 - Earnings Per Share (Detail)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	40,000	15,000	219,607
Stock Options, Treasury Stock Method [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,500	418,480	222,500

Note 14 - Earnings Per Share (Detail) - Computation of basic and diluted earnings per share (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net income for purposes of calculating basic and diluted earnings per share (in Dollars)	$ 15,996	$ 12,026	$ 11,539
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic (in Dollars per share)	$ 0.26	$ 0.19	$ 0.19
Diluted (in Dollars per share)	$ 0.25	$ 0.19	$ 0.18

Note 15 - Stock-Based Compensation Plans (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended										12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Stock Options [Member]	Jan. 31, 2013 Stock Option To Executive Officers And Directors [Member] Minimum [Member]	Jan. 31, 2013 Stock Option To Executive Officers And Directors [Member] Maximum [Member]	Apr. 30, 2012 Performance Share Units [Member]	Jan. 31, 2013 Performance Share Units [Member]	Apr. 30, 2012 Restricted Share Units [Member]	Jan. 31, 2013 Restricted Share Units [Member]	Jan. 31, 2013 Deferred Share Unit [Member]	Jan. 31, 2012 Deferred Share Unit [Member]	Jan. 31, 2011 Deferred Share Unit [Member]	Jan. 31, 2013 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2012 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jan. 31, 2013 Treasury Stock [Member]	Jan. 31, 2013 Shareholder Approved Stock Option Plan [Member]	Jan. 31, 2013 Stock Option Plan Not Approved By Shareholders [Member]	Jan. 31, 2013 Minimum [Member]	Jan. 31, 2013 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years	3 years	5 years	3 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Term				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	163,050	691,000	331,000														340,840
Cash Settlement Of Stock Options	$ 1,500,000
Share Settlement Of Stock Options																	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	2,510,161	2,987,251																2,496,161	14,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)																		185,418
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	400,000	500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				600,000				1,300,000		700,000				1,300,000	1,900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				1 year 109 days				2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 2.73	$ 2.18	$ 2.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	700,000	2,900,000	1,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Settled In Period Total Intrinsic Value	2,000,000
Number Of Trading Days Preceding The Begining And End Of The Performance Period	5 days
Share Based Award Plan, Initial Value Measurement Period											5 days
Deferred Share Unit Plan, Minimum Base Annual Fee Percentage Required	50.00%
Base Annual Director's Fee	30,000
Deferred Share Units, Outstanding Number (in Shares)											102,821	84,060
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent											1,000,000	700,000		1,000,000	1,200,000
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards											100,000	100,000	100,000
Cash Settled Restricted Share Units Value Measurement Period	5 days
Cash Settled Restricted Share Units Vesting Period																				3 years	5 years
Maximum Period Vested Share Awards Settled In Cash														30 days
Cash Settled Restricted Share Units Compensation Expense														$ 1,300,000	$ 1,500,000	$ 1,500,000

Note 15 - Stock-Based Compensation Plans (Detail) - Estimated stock-based compensation expense on stock options (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock-based compensation expense	$ 1,278	$ 1,213	$ 1,076
Cost of Sales [Member]
Stock-based compensation expense	56	110	73
Sales And Marketing [Member]
Stock-based compensation expense	412	251	229
Research And Development [Member]
Stock-based compensation expense	44	308	130
General And Administrative [Member]
Stock-based compensation expense	$ 766	$ 544	$ 644

Note 15 - Stock-Based Compensation Plans (Detail) - Assumptions used in Black-Scholes model	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Expected volatility (%)	33.20%	33.60%	37.30%
Expected volatility (%)		N/A	34.6 to 37.9
Risk-free rate (%)	1.20%	2.40%	2.50%
Risk-free rate (%)		N/A	1.8 to 2.6
Expected option life (years)	5 years	5 years	5 years

Note 15 - Stock-Based Compensation Plans (Detail) - Summary of option activity (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Number of Stock Options Outstanding	2,987,251
Weighted Average Exercise Price (in Dollars per share)	$ 3.97
Weighted Average Remaining Contractual Life (years)	2 years 146 days
Vested or expected to vest at January 31, 2013	2,441,011
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 4.32
Vested or expected to vest at January 31, 2013	2 years 146 days
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 12,600
Exercisable at January 31, 2013	2,114,258
Exercisable at January 31, 2013 (in Dollars per share)	$ 4.04
Exercisable at January 31, 2013	2 years
Exercisable at January 31, 2013 (in Dollars)	11,500
Granted	40,000
Granted (in Dollars per share)	$ 8.97
Exercised	(163,050)	(691,000)	(331,000)
Exercised (in Dollars per share)	$ 4.29
Settled for Cash/ Shares	(340,840)
Settled for Cash/ Shares (in Dollars per share)	$ 2.59
Forfeited	(13,200)
Forfeited (in Dollars per share)	$ 5.72
Number of Stock Options Outstanding	2,510,161	2,987,251
Weighted Average Exercise Price (in Dollars per share)	$ 4.35	$ 3.97
Weighted Average Remaining Contractual Life (years)	2 years 146 days
Aggregate Intrinsic Value (in millions) (in Dollars)	$ 12,800

Note 15 - Stock-Based Compensation Plans (Detail) - Options outstanding and options exercisable range of exercise price (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 4.35	$ 3.97
Options Outstanding, Number of Stock Options	2,510,161	2,987,251
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 146 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 4.04
Options Exercisable, Number of Stock Options	2,114,258
$3.15 - $3.89 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 3.39
Options Outstanding, Number of Stock Options	1,254,531
Options Outstanding, Weighted Average Remaining Contractual Life (years)	2 years 146 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.39
Options Exercisable, Number of Stock Options	1,169,522
$4.20 to $4.43 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 3.94
Options Outstanding, Number of Stock Options	521,650
Options Outstanding, Weighted Average Remaining Contractual Life (years)	255 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 3.94
Options Exercisable, Number of Stock Options	521,650
$4.69 - $6.54 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 5.81
Options Outstanding, Number of Stock Options	686,480
Options Outstanding, Weighted Average Remaining Contractual Life (years)	3 years 109 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 5.44
Options Exercisable, Number of Stock Options	420,086
$7.23 - $9.01 [Member]
Options Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 8.73
Options Outstanding, Number of Stock Options	47,500
Options Outstanding, Weighted Average Remaining Contractual Life (years)	6 years 73 days
Options Exercisable, Weighted Average Exercise Price (in Dollars per share)	$ 7.23
Options Exercisable, Number of Stock Options	3,000

Note 15 - Stock-Based Compensation Plans (Detail) - Unvested stock options (USD $)	12 Months Ended
Jan. 31, 2013
Balance	682,538
Balance (in Dollars per share)	$ 1.89
Granted	40,000
Granted (in Dollars per share)	$ 2.73
Vested	(317,935)
Vested (in Dollars per share)	$ 1.7
Forfeited	(8,700)
Forfeited (in Dollars per share)	$ 6.17
Balance	395,903
Balance (in Dollars per share)	$ 2.08

Note 15 - Stock-Based Compensation Plans (Detail) - A summary of PSU activity is as follows: (Performance Share Units [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Performance Share Units [Member]
Granted	139,071
Granted (in Dollars per share)	$ 11.9
Balance at January 31, 2013	139,071
Balance at January 31, 2013 (in Dollars per share)	$ 11.9
Balance at January 31, 2013	9 years
Balance at January 31, 2013 (in Dollars)	$ 1.3
Vested or expected to vest at January 31, 2013	139,071
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 11.9
Vested or expected to vest at January 31, 2013	9 years
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 1.3

Note 15 - Stock-Based Compensation Plans (Detail) - A summary of RSU activity is as follows: (Restricted Stock Units (RSUs) [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Granted	119,799
Granted (in Dollars per share)	$ 8.8
Vested or expected to vest at January 31, 2013	119,799
Vested or expected to vest at January 31, 2013 (in Dollars per share)	$ 8.8
Vested or expected to vest at January 31, 2013	9 years
Vested or expected to vest at January 31, 2013 (in Dollars)	$ 1.1
Ending Balance [Member]
Balance at January 31, 2013	119,799
Balance at January 31, 2013 (in Dollars per share)	$ 8.8
Balance at January 31, 2013	9 years
Balance at January 31, 2013 (in Dollars)	1.1
Exercisable at January 31, 2013	39,933
Exercisable at January 31, 2013 (in Dollars per share)	$ 8.8
Exercisable at January 31, 2013	9 years
Exercisable at January 31, 2013 (in Dollars)	$ 0.4

Note 15 - Stock-Based Compensation Plans (Detail) - DSU plan activity (Deferred Share Unit [Member])	12 Months Ended
Jan. 31, 2013
Deferred Share Unit [Member]
Balance	84,060
Granted	18,761
Balance	102,821

Note 15 - Stock-Based Compensation Plans (Detail) - RSU plan activity (Cash Settled Restricted Share Unit Plan [Member])	12 Months Ended
Jan. 31, 2013
Balance	385,640
Unvested at January 31, 2013	230,431
Unvested at January 31, 2013	1 year 146 days
Granted	65,441
Vested and settled in cash	(209,592)
Balance	241,489
Balance	1 year 146 days
Ending Balance [Member]
Vested at January 31, 2013	11,058

Note 16 - Employee Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Defined Contribution Plan, Cost Recognized	$ 0.7	$ 0.6	$ 0.5
Accrued Pension Contribution	$ 0.3	$ 0.3

Note 17 - Income Taxes (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 UK [Member]	Jan. 31, 2013 Change of Estimate in the U.S. [Member]	Jan. 31, 2012 United States [Member]	Jan. 31, 2012 Netherlands [Member]	Jan. 31, 2013 Europe [Member]
Increase (Decrease) in Income Taxes							$ 800,000
Increase (Decrease) in Deferred Income Taxes			(5,300,000)	1,000,000	(1,800,000)	700,000
Deferred Tax Assets, Valuation Allowance	21,274,000	33,963,000
Deferred Tax Assets, Gross	52,600,000	67,900,000
Deferred Tax Assets, Net	31,303,000	33,945,000
Undistributed Earnings of Foreign Subsidiaries	30,300,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 4,100,000

Note 17 - Income Taxes (Detail) - Income before income taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income before income taxes	$ 17,221	$ 15,390	$ 7,933
Canada [Member]
Income before income taxes	14,908	17,225	5,045
United States [Member]
Income before income taxes	1,529	87	5,380
Other Countries [Member]
Income before income taxes	$ 784	$ (1,922)	$ (2,492)

Note 17 - Income Taxes (Detail) - Income tax expense (recovery) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current income tax expense (recovery)	$ 2,078	$ 1,438	$ 277
Deferred income tax expense (recovery)	(853)	1,926	(3,883)
	1,225	3,364	(3,606)
Canada [Member]
Current income tax expense (recovery)	478	605	487
Deferred income tax expense (recovery)	5,177	4,230	(3,245)
United States [Member]
Current income tax expense (recovery)	446	295	311
Deferred income tax expense (recovery)	(833)	(2,515)	4,831
Other Countries [Member]
Current income tax expense (recovery)	1,154	538	(521)
Deferred income tax expense (recovery)	$ (5,197)	$ 211	$ (5,469)

Note 17 - Income Taxes (Detail) - Deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Assets
Accruals not currently deductible	$ 4,355	$ 3,538
Accumulated net operating losses	36,194	48,027
Corporate minimum taxes	1,391	1,312
Difference between tax and accounting basis of capital assets	12,716	13,099
Writedown of assets not currently deductible	1,119	1,053
Research and development and other tax credits and expenses	5,266	4,659
Other timing differences	419	860
Deferred income taxes	52,600	67,900
Valuation allowance	(21,274)	(33,963)
Net deferred income taxes, net of valuation allowance	31,303	33,945
Deferred income tax assets – current	12,978	12,420
Deferred income tax assets – non-current	23,945	31,279
Deferred income tax liabilities – non-current	(5,620)	(9,754)
Liabilities
Difference between tax and accounting basis of intangible assets	(7,968)	(3,410)
Uncertain tax positions incurred in loss years	(915)	(1,230)
Total deferred income tax liabilities	(8,883)	(4,640)
Total [Member]
Assets
Deferred income taxes	61,460	72,548
Net [Member]
Assets
Deferred income taxes	$ 52,577	$ 67,908

Note 17 - Income Taxes (Detail) - Effective Income tax rate reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Combined basic Canadian statutory rates	26.50%	28.10%	30.70%
Income tax expense based on the above rates	$ 4,564	$ 4,325	$ 2,436
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	182	586	(2,198)
Effect of differences between Canadian and foreign tax rates	165	(275)	695
Effect of rate reductions on current year timing differences	(156)	(228)	659
Prior year adjustments and change in estimates	(503)	(1,242)	(59)
Increases (decreases) in tax reserves	565	734	(149)
Valuation allowance	(4,070)	(864)	(5,241)
Other	478	328	251
Income tax expense (recovery)	$ 1,225	$ 3,364	$ (3,606)

Note 17 - Income Taxes (Detail) - Income tax loss carryforwards (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013
Income tax loss carryforwards	$ 135,320
2014 [Member] | EMEA [Member]
Income tax loss carryforwards	3,576
2014 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	490
2014 [Member]
Income tax loss carryforwards	4,066
2015 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	614
2015 [Member]
Income tax loss carryforwards	614
2016 [Member] | EMEA [Member]
Income tax loss carryforwards	800
2016 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	364
2016 [Member]
Income tax loss carryforwards	1,164
2017 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	1,252
2017 [Member]
Income tax loss carryforwards	1,252
2018 [Member] | United States [Member]
Income tax loss carryforwards	2,341
2018 [Member] | EMEA [Member]
Income tax loss carryforwards	798
2018 [Member] | Asia Pacific [Member]
Income tax loss carryforwards	25
2018 [Member]
Income tax loss carryforwards	3,164
Thereafter [Member] | Canada [Member]
Income tax loss carryforwards	9,972
Thereafter [Member] | United States [Member]
Income tax loss carryforwards	22,974
Thereafter [Member] | EMEA [Member]
Income tax loss carryforwards	81,488
Thereafter [Member] | Asia Pacific [Member]
Income tax loss carryforwards	10,626
Thereafter [Member]
Income tax loss carryforwards	125,060
Canada [Member]
Income tax loss carryforwards	9,972
United States [Member]
Income tax loss carryforwards	25,315
EMEA [Member]
Income tax loss carryforwards	86,662
Asia Pacific [Member]
Income tax loss carryforwards	$ 13,371

Note 17 - Income Taxes (Detail) - Unrecognized tax benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Unrecognized tax benefits	$ 4,857	$ 4,246	$ 5,168
Gross (decreases) increases – tax benefits in prior periods		42	(1,368)
Gross increases – tax benefits in the current period	1,389	1,010	874
Lapsing of statutes of limitations	(607)	(441)	(428)
Unrecognized tax benefits	$ 5,639	$ 4,857	$ 4,246

Note 18 - Other Charges (Detail) (USD $)	12 Months Ended	21 Months Ended	9 Months Ended	15 Months Ended	24 Months Ended	12 Months Ended		27 Months Ended	36 Months Ended	48 Months Ended	24 Months Ended	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2014 To Be Expensed in 2014 [Member] Workforce Reduction [Member] Fiscal 2013 Resturcturing Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Office Closure Costs [Member] Fiscal 2013 Resturcturing Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Office Closure Costs [Member] Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2014 Workforce Reduction [Member] Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2013 Workforce Reduction [Member] Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction [Member] Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2014 To Be Expensed in 2014 [Member] Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges, Office Closure Costs and Network Consolidation Costs [Member] Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2013 Workforce Reduction Charges and Network Consolidation Costs [Member] Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2012 Restructuring Related To Fiscal 2012 Acquisitions [Member]	Jan. 31, 2013 Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2012 Fiscal 2012 Restructuring Plan [Member]	Jan. 31, 2012 Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2011 Fiscal 2011 Restructuring Plan [Member]	Jan. 31, 2012 Restructuring Related To Fiscal 2011 Acquisitions [Member]	Jan. 31, 2011 Restructuring Related To Fiscal 2011 Acquisitions [Member]	Jan. 31, 2013 Fiscal 2010 Restructuring Plan [Member]	Jan. 31, 2011 Fiscal 2010 Restructuring Plan [Member]
Asset Impairment Charges	$ 417,000
Restructuring and Related Cost, Cost Incurred to Date			800,000	500,000
Restructuring and Related Cost, Expected Cost		100,000						100,000
Number of Businesses Acquired												3					3
Restructuring Charges					$ 100,000	$ 16,000	$ 87,000		$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 60,000	$ 117,000	$ 353,000	$ 97,000	$ 866,000	$ 22,000	$ 1,011,000	$ 87,000	$ 156,000

Note 18 - Other Charges (Detail) - Other charges (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Acquisition-related costs	$ 1,405	$ 1,599	$ 1,545
Write-off of redundant assets			417
	2,364	2,131	3,995
Fiscal 2013 Restructuring Plan [Member]
Restructuring charges	755
Fiscal 2012 Restructuring Plan [Member]
Restructuring charges	117	353
Restructuring Related To Fiscal 2012 Acquisitions [Member]
Restructuring charges		60
Fiscal 2011 Restructuring Plan [Member]
Restructuring charges		97	866
Restructuring Related To Fiscal 2011 Acquisitions [Member]
Restructuring charges		22	1,011
Fiscal 2010 Restructuring Plan [Member]
Restructuring charges	$ 87		$ 156

Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2013 events (Fiscal 2013 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Accruals and adjustments	$ 755
Cash draw downs	(732)
Noncash draw downs and foreign exchange	8
Balance	31
Workforce Reduction [Member]
Accruals and adjustments	730
Cash draw downs	(707)
Noncash draw downs and foreign exchange	8
Balance	31
Office Closure Costs [Member]
Accruals and adjustments	25
Cash draw downs	$ (25)

Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2012 events (Fiscal 2012 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Balance	$ 28
Accruals and adjustments	117	353
Cash draw downs	(145)
Balance		28
Workforce Reduction [Member]
Balance	9
Accruals and adjustments	16
Cash draw downs	(25)
Office Closure Costs [Member]
Balance	19
Accruals and adjustments	101
Cash draw downs	$ (120)

Note 18 - Other Charges (Detail) - Changes in the restructuring provision, 2010 events (Fiscal 2010 Restructuring Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2011
Balance	$ 29
Accruals and adjustments	87	156
Cash draw downs	(116)
Workforce Reduction [Member]
Balance	29
Accruals and adjustments	87
Cash draw downs	$ (116)

Note 19 - Segmented Information (Detail)	12 Months Ended
Jan. 31, 2012
Number of Operating Segments	1

Note 19 - Segmented Information (Detail) - Segmented revenue information by geographic location (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues	$ 126,883	$ 113,990	$ 99,175
United States [Member]
Revenues	60,420	48,602	44,903
Canada [Member]
Revenues	14,212	15,051	12,960
Americas, Excluding Canada And United States [Member]
Revenues	1,052	1,196	958
Belgium [Member]
Revenues	15,668	19,319	17,705
EMEA, Excluding Belgium [Member]
Revenues	29,286	24,515	19,149
Asia Pacific [Member]
Revenues	$ 6,245	$ 5,307	$ 3,500

Note 19 - Segmented Information (Detail) - Revenue by revenue type (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues	$ 126,883	$ 113,990	$ 99,175
Services [Member]
Revenues	116,822	105,645	93,684
Licenses [Member]
Revenues	$ 10,061	$ 8,345	$ 5,491

Note 19 - Segmented Information (Detail) - Segmented long-lived asset information by geographic location (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Total long-lived assets	$ 169,830	$ 123,973
United States [Member]
Total long-lived assets	72,510	43,312
Canada [Member]
Total long-lived assets	24,249	24,926
Belgium [Member]
Total long-lived assets	32,840	36,581
EMEA, Excluding Belgium [Member]
Total long-lived assets	40,227	19,148
Asia Pacific [Member]
Total long-lived assets	$ 4	$ 6

Note 20 - Subsequent Event (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 07, 2013	Jan. 31, 2012
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 50	$ 3
Line of Credit Facility, Frequency of Payment and Payment Terms	five
Repaid In Equal Quarterly Installments [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	48
No Fixed Repayment Dates [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 2
Option i [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	0.00%
Option i [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Option ii [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Option ii [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%